UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05718

Dreyfus Treasury Securities Cash Management
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2019

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for the Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2019. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Cash Management[2]
Institutional Shares	2.50	2.53
Investor Shares	2.25	2.27
Administrative Shares	2.40	2.43
Dreyfus Government Cash Management[2]
Institutional Shares	2.28	2.31
Investor Shares	2.03	2.05
Administrative Shares	2.18	2.21
Participant Shares	1.88	1.90
Dreyfus Government Securities Cash Management
Institutional Shares	2.21	2.23
Investor Shares	1.96	1.98
Administrative Shares	2.11	2.13
Participant Shares	1.81	1.82
Dreyfus Treasury Obligations Cash Management (formerly Dreyfus Treasury & Agency Cash Management)[2]
Institutional Shares	2.26	2.28
Investor Shares	2.01	2.03
Administrative Shares	2.16	2.18
Participant Shares	1.86	1.88
Dreyfus Treasury Securities Cash Management[2]
Institutional Shares	2.22	2.24
Investor Shares	1.97	1.99
Administrative Shares	2.12	2.14
Participant Shares	1.82	1.83

Yields of money market instruments rose during the reporting period, as spreads over the London Interbank Offered Rate (LIBOR) and similar rates widened. In addition, although the Federal Reserve Board (the “Fed”) cut the federal funds rate in July 2019, securities based on LIBOR had not responded yet to this lower interest-rate environment since the Fed’s rate cut occurred at the close of the period.

The Fed Cuts Interest Rates Amid Economic Uncertainty

The reporting period began amid investor concerns about wavering economic growth and a dovish shift in the Fed’s stance on monetary policy. This shift came after a December 2018 rate hike that brought the federal funds target rate to 2.25%–2.50%. Core inflation, which excludes food and energy, remained well below the Fed’s target rate of 2.0%, despite steady economic growth and tight labor market conditions.

In February 2019, unemployment fell to 3.8%, and job creation slid to just 56,000, but the unemployment rate remained unchanged in March, while new jobs rebounded to 153,000, and the personal consumption expenditures (PCE) index, the Fed’s preferred measure of core inflation, fell to 1.5%. GDP for fourth quarter of 2018 came in at 2.2% (later revised to 1.1%), while GDP for 2018 rose 2.9%.

Also in March, the yield curve inverted, with the yield on the 10-year Treasury note falling below that of the three-month Treasury bill. An inverted yield curve is widely believed to be a reliable indicator of recession, though the economic downturn typically is not imminent and may not arrive for a year or longer.

April experienced a further drop in unemployment to 3.6%, while job creation improved to 216,000. The first estimate for first-quarter 2019 gross domestic product showed that the economy grew at a rate of 3.1%. In May, the unemployment rate held steady at 3.6%, but job creation slumped to just 62,000. In June, the unemployment rate edged up to 3.7%, and job creation rebounded, with new jobs totaling 178,000. The PCE index ticked up to 1.6%.

In July 2019, the advance estimate for economic growth for the second quarter of 2019 indicated that the economy grew by 2.1%, down from 3.1% in the first quarter of 2019. Unemployment remained steady at 3.7% while new jobs amounted to an estimated 159,000. As expected, the Fed announced a cut in the federal funds rate to 2.00%-2.25%.

An Additional Rate Cut Expected

The July 31, 2019 reduction in the federal funds rate was the first since the global financial crisis, and Fed officials hinted that another cut could occur before the end of the year to protect the record-long U.S. economic expansion from the slowing global economy. Uncertainty resulting from actual and possible tariffs has also played a part in the Fed’s consideration. Many members of the Federal Open Market Committee now see a stronger case for a more accommodative policy, and markets appear to be expecting an additional cut of 25 basis points at the September 2019 meeting.

In this interest-rate environment, we have maintained the Funds’ weighted average maturity in a range that is in line with industry averages. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Patricia A. Larkin

Chief Investment Officer
Dreyfus Cash Investment Strategies

August 15, 2019

Dear Shareholder:

We are pleased to present the semiannual report for the Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2019, these tax-exempt money market funds achieved the following annualized yields and annualized effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares	1.25	1.25
Investor Shares	1.00	1.01
Participant Shares	0.90	0.90
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares	1.35	1.36
Investor Shares	1.11	1.11
Participant Shares	0.82	0.83
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares	1.45	1.46
Investor Shares	1.20	1.21

The Federal Reserve Board (the “Fed”) cut the federal funds rate by a quarter point during the reporting period, and yields of municipal money market instruments shrank slightly, largely as a result of strong demand and a relative scarcity of new supply.

Strong Demand Pushed Yields Lower

Assets in tax-free money market funds have been on a seesaw since the industry saw large outflows towards the end of April, as payments for the 2018 tax bills came into play. Large inflows back into the funds in May pushed rates on variable rate demand notes lower, but they ratcheted up again in June, before declining again in July in anticipation of a change in Fed policy. These securities are highly liquid and are used to meet redemptions and to react to changes in the federal funds rate.

The Securities Industry and Financial Markets Association (SIFMA) Index reached a high of 2.30% in April and declined toward the end of the reporting period, as demand strengthened, and reinvestment cash entered the market. The SIFMA Index is a weekly high-grade index produced by Bloomberg LP and comprised of seven-day tax-exempt variable rate demand notes. The index averaged 1.61% during the reporting period, down from 1.71% at the end of 2018.

Strong demand plus limited supply, combined with the change in Fed policy, resulted in a downward trend in fixed- income tax-exempt yields, moving the one-year index to 1.15%. Demand remained strong for shorter maturities due to the continued flattening of the yield curve and the strong inflows into tax-exempt funds, particularly longer-dated portfolios.

A number of states were finalizing budgets for fiscal year 2020 during the reporting period. Spending priorities among the states include augmenting reserve funds to counter a future economic slowdown, to fund pension liabilities and to address infrastructure needs. States and municipalities await any progress on a federal infrastructure program, but in the meantime, they are considering hikes in state gas taxes to fund serious needs.

Although a number of high-tax states, such as California, New Jersey and New York, noted lower-than-projected personal income tax collections, these concerns seem to have subsided as receipts during the final days of the tax collection season appear to have met or exceeded expectations, particularly in California, where April collections surpassed estimates.

Maintaining a Prudent Investment Posture

In this inverted yield curve environment, in which short-term yields exceed long-term yields, most municipal money market funds have maintained short weighted-average maturities, with a focus on liquidity. The funds were no exception, as we set their weighted average maturities in a range that is consistent with industry averages.

We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Accommodation Anticipated

As anticipated, the Fed lowered the federal funds target rate by a quarter of a point at the July 31, 2019 meeting to 2.00% –2.25%. This was the first reduction since the global financial crisis, and the Fed hinted it may cut again this year to insulate the record-long U.S. economic expansion from slowing global growth. Many Federal Open Market Committee participants now see that the case for somewhat more accommodative policy has strengthened. The committee will continue to monitor economic data and will respond with policy changes when needed.

We believe that a focus on preservation of capital and liquidity remains the prudent course for the funds’ management.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Colleen Meehan
Senior Portfolio Manager
August 15, 2019

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2019 to July 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2019†
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000††	$.55	$1.80	$1.05	-
Ending value (after expenses)	$1,012.60	$1,011.30	$1,012.10	-
Annualized expense ratio (%)	.11	.36	.21	-
Dreyfus Government Cash Management
Expenses paid per $1,000††	$.85	$2.09	$1.35	$2.84
Ending value (after expenses)	$1,011.40	$1,010.10	$1,010.90	$1,009.40
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Government Securities Cash Management
Expenses paid per $1,000††	$1.10	$2.34	$1.60	$3.09
Ending value (after expenses)	$1,011.00	$1,009.80	$1,010.50	$1,009.00
Annualized expense ratio (%)	.22	.47	.32	.62
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000††	$.90	$2.09	$1.35	$2.89
Ending value (after expenses)	$1,011.30	$1,010.00	$1,010.80	$1,009.30
Annualized expense ratio (%)	.18	.42	.27	.58
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000††	$.95	$2.19	$1.45	$2.94
Ending value (after expenses)	$1,011.00	$1,009.80	$1,010.60	$1,009.10
Annualized expense ratio (%)	.19	.44	.29	.59
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000††	$2.14	$3.33	-	$1.22
Ending value (after expenses)	$1,006.20	$1,005.00	-	$1,001.50
Annualized expense ratio (%)	.43	.67	-	.72
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000††	$1.69	$2.88	-	$1.38
Ending value (after expenses)	$1,006.70	$1,005.50	-	$1,001.40
Annualized expense ratio (%)	.34	.58	-	.81
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000††	$.95	$2.19	-	-
Ending value (after expenses)	$1,007.20	$1,006.00	-	-
Annualized expense ratio (%)	.19	.44	-	-

† From May 31, 2019 (commencement of initial offering) to July 31, 2019 for Dreyfus AMT-Free Municipal Cash Management Plus’ Participant shares and Dreyfus AMT-Free New York Municipal Cash Management’s Participant shares.

†† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). For Dreyfus AMT-Free Municipal Cash Management Plus’ Participant shares and Dreyfus AMT-Free New York Municipal Cash Management’s Participant shares, expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the actual days in the period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2019†
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000††	$.55	$1.81	$1.05	-
Ending value (after expenses)	$1,024.25	$1,023.01	$1,023.75	-
Annualized expense ratio (%)	.11	.36	.21	-
Dreyfus Government Cash Management
Expenses paid per $1,000††	$.85	$2.11	$1.35	$2.86
Ending value (after expenses)	$1,023.95	$1,022.71	$1,023.46	$1,021.97
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Government Securities Cash Management
Expenses paid per $1,000††	$1.10	$2.36	$1.61	$3.11
Ending value (after expenses)	$1,023.70	$1,022.46	$1,023.21	$1,021.72
Annualized expense ratio (%)	.22	.47	.32	.62
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000††	$.90	$2.11	$1.35	$2.91
Ending value (after expenses)	$1,023.90	$1,022.71	$1,023.46	$1,021.92
Annualized expense ratio (%)	.18	.42	.27	.58
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000††	$.95	$2.21	$1.45	$2.96
Ending value (after expenses)	$1,023.85	$1,022.61	$1,023.36	$1,021.87
Annualized expense ratio (%)	.19	.44	.29	.59
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000††	$2.16	$3.36	-	$3.61
Ending value (after expenses)	$1,022.66	$1,021.47	-	$1,021.12
Annualized expense ratio (%)	.43	.67	-	.72
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000††	$1.71	$2.91	-	$4.06
Ending value (after expenses)	$1,023.11	$1,021.92	-	$1,020.78
Annualized expense ratio (%)	.34	.58	-	.81
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000††	$.95	$2.21	-	-
Ending value (after expenses)	$1,023.85	$1,022.61	-	-
Annualized expense ratio (%)	.19	.44	-	-

† Please note that while Dreyfus AMT-Free Municipal Cash Management Plus’ Participant shares and Dreyfus AMT-Free New York Municipal Cash Management’s Participant shares commenced offering on May 31, 2019, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period February 1, 2019 to July 31, 2019.

†† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
July 31, 2019 (Unaudited)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 2.7%
Collateralized Commercial Paper FLEX	2.24	1/6/20	196,000,000	[a,b]	194,155,264
Nieuw Amsterdam Receivables	2.23	1/8/20	145,000,000	[a,b]	143,576,603
Total Asset-Backed Commercial Paper (cost $337,713,224)			337,731,867
Commercial Paper - 23.2%
Banco Santander (New York)	2.30	11/25/19	185,000,000	[a,b]	183,643,580
Banco Santander (New York)	2.53	8/1/19	58,865,000	[a,b]	58,861,117
Bedford Row Funding, 3 Month LIBOR +0.07%	2.40	10/3/19	190,000,000	[a,c]	190,030,810
Bedford Row Funding, 3 Month LIBOR +0.11%	2.41	10/17/19	50,000,000	[a,c]	50,019,296
Bedford Row Funding, 3 Month LIBOR +0.07%	2.59	8/8/19	70,000,000	[a,c]	70,007,891
Bedford Row Funding, 3 Month LIBOR +0.20%	2.72	8/19/19	175,000,000	[a,c]	175,096,001
Collateralized Commercial Paper, 3 Month LIBOR +0.06%	2.32	10/29/19	100,000,000	[c]	100,015,660
Collateralized Commercial Paper, 3 Month LIBOR +0.20%	2.60	9/17/19	40,000,000	[c]	40,010,596
Collateralized Commercial Paper FLEX, 3 Month LIBOR +0.09%	2.53	9/10/19	100,000,000	[a,c]	100,000,000
Collateralized Commercial Paper II, 3 Month LIBOR +0.07%	2.59	8/19/19	40,000,000	[a,c]	40,007,517
Credit Suisse AG/NY	2.68	9/3/19	150,000,000	[b]	149,671,050
DBS Bank	2.60	10/3/19	200,000,000	[a,b]	199,194,666
DBS Bank	2.60	10/4/19	100,000,000	[a,b]	99,591,042
HSBC Bank, 1 Month LIBOR +0.13%	2.37	8/27/19	175,000,000	[a,c]	175,002,425
Lloyds Bank, 3 Month LIBOR +0.02%	2.54	8/29/19	102,000,000	[c]	102,000,000
Matchpoint Finance	2.63	10/24/19	100,000,000	[a,b]	99,475,125
Old Line Funding, 3 Month LIBOR +0.20%	2.72	8/19/19	75,000,000	[a,c]	75,041,144
Swedbank	2.68	11/5/19	200,000,000	[b]	198,796,662
Swedbank	2.62	11/20/19	200,000,000	[b]	198,613,688
Swedbank	2.62	11/21/19	125,000,000	[b]	124,126,211
Toronto-Dominion Bank, 3 Month LIBOR +0.10%	2.55	9/11/19	250,000,000	[a,c]	250,035,295
Toronto-Dominion Bank, 3 Month LIBOR +0.22%	2.79	8/6/19	175,000,000	[a,c]	175,102,086
Westpac Securities NZ/London, 1 Month LIBOR +0.20%	2.44	8/29/19	50,000,000	[a,c]	50,000,000
Total Commercial Paper (cost $2,903,241,362)			2,904,341,862
Corporate Notes - .6%
Mitsubishi UFJ Trust & Banking	2.45	10/16/19	55,000,000	[a]	55,008,750
Sumitomo Mitsui Trust Bank	2.05	10/18/19	25,000,000	[a]	24,985,380
Total Corporate Notes (cost $79,991,814)			79,994,130
Negotiable Bank Certificates of Deposit - 36.2%
Banco Santander/New York, 1 Month LIBOR +0.08%	2.32	8/30/19	200,000,000	[c]	200,000,000
Banco Santander/New York, 1 Month LIBOR +0.07%	2.45	8/12/19	200,000,000	[c]	200,000,000
Bank of Montreal/Chicago II, 3 Month SOFR +0.20%	2.60	8/1/19	75,000,000	[c]	75,003,988
Bank of Montreal/Chicago II, 3 Month LIBOR +0.06%	2.64	8/5/19	150,000,000	[c]	150,033,986
Bank of Nova Scotia/Houston, 3 Month LIBOR +0.03%	2.60	8/7/19	100,000,000	[c]	100,017,743
BNP Paribas	2.69	8/5/19	150,000,000		150,008,657
Canadian Imperial Bank of Commerce, 1 Month LIBOR +0.18%	2.51	8/14/19	141,000,000	[c]	141,131,980
Canadian Imperial Bank of Commerce/NY, 3 Month LIBOR +0.17%	2.57	9/18/19	54,000,000	[c]	54,040,188
Credit Suisse/NY	2.62	10/10/19	125,000,000		125,076,655
Credit Suisse/NY, 1 Month SOFR +0.24%	2.63	8/1/19	200,000,000	[c]	200,085,188
Mitsubishi UFJ Trust & Banking	2.30	10/15/19	200,000,000		200,007,968
Mitsubishi UFJ Trust & Banking	2.54	8/7/19	43,500,000		43,500,696
Mizuho Bank	2.27	10/24/19	250,000,000	[a]	249,998,237
Mizuho Bank	2.55	9/13/19	200,000,000	[a]	200,044,318
MUFG Bank/NY, 1 Month LIBOR +0.33%	2.69	8/8/19	150,000,000	[c]	150,009,896
Norinchukin Bank NY	2.21	2/3/20	150,000,000		150,001,704
Norinchukin Bank NY	2.49	8/21/19	50,000,000		50,007,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 36.2% (continued)
Norinchukin Bank NY	2.53	11/14/19	95,000,000		95,071,583
Skandinaviska Enskilda Banken/NY, 1 Month LIBOR +0.11%	2.37	8/27/19	233,000,000	[c]	233,006,361
Skandinaviska Enskilda Banken/NY, 1 Month LIBOR +0.11%	2.38	8/27/19	100,000,000	[c]	100,003,235
Sumitomo Mitsui Banking/NY, 1 Month LIBOR +0.10%	2.43	8/16/19	100,000,000	[c]	100,002,819
Sumitomo Mitsui Banking/NY, 1 Month LIBOR +0.13%	2.50	8/9/19	280,000,000	[c]	279,973,700
Sumitomo Mitsui Banking/NY, 1 Month LIBOR +0.17%	2.53	8/5/19	200,000,000	[c]	200,003,516
Sumitomo Mitsui Trust Bank	2.25	1/6/20	243,000,000		243,024,353
Sumitomo Mitsui Trust Bank	2.37	10/2/19	198,000,000		198,043,770
Sumitomo Mitsui Trust Bank/NY, 1 Month LIBOR +0.14%	2.51	8/9/19	87,000,000	[c]	86,995,719
Toronto-Dominion Bank	2.21	2/27/20	152,000,000		152,016,925
Wells Fargo Bank, 3 Month LIBOR +0.06%	2.58	8/22/19	125,000,000	[c]	125,035,651
Wells Fargo Bank, 3 Month LIBOR +0.07%	2.60	8/14/19	109,000,000	[c]	109,014,114
Wells Fargo Bank, 1 Month LIBOR +0.37%	2.61	8/30/19	50,000,000	[c]	50,054,643
Wells Fargo Bank, 3 Month LIBOR +0.21%	2.73	8/20/19	125,000,000	[c]	125,083,489
Total Negotiable Bank Certificates of Deposit (cost $4,535,544,665)			4,536,298,132
Time Deposits - 1.2%
NRW.Bank (cost $150,000,000)	2.41	8/1/19	150,000,000		150,000,000
Repurchase Agreements - 36.1%

ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due at maturity date in the amount of $80,005,444 (fully collateralized by original par $17,546,386 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 11/1/24-12/1/48, value $5,800,335, $72,710,980 Corporate Debt Securities, 0.52%-9.98%, due 2/11/20-11/15/48, value $77,720,037, $50,769 Other Instrument (international debt), 2.50%, due 12/15/24, value $50,935 and $245,300 U.S. Treasuries, 1.75%-2.75%, due 8/31/21-11/30/24, value $250,722)

	2.45	8/1/19	80,000,000		80,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due at maturity date in the amount of $400,027,444 (fully collateralized by original par $5,799,441 Equities, value $440,000,016)	2.47	8/1/19	400,000,000		400,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due at maturity date in the amount of $95,006,597 (fully collateralized by original par $481,330,961 Private Label Collateralized Mortgage Obligations, Interest Only, due 3/25/34-1/25/66, value $97,850,000)	2.50	8/1/19	95,000,000		95,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due at maturity date in the amount of $50,003,556 (fully collateralized by original par $55,156,000 Corporate Debt Securities, 5.88%-11.25%, due 1/15/21-1/1/24, value $52,500,917)	2.56	8/1/19	50,000,000		50,000,000

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due at maturity date in the amount of $390,028,708 (fully collateralized by original par $3,488,105,601 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 10/25/26-6/20/49, value $303,978,274, $129,984,174 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association-Agency Debentures and Agency Strips, Interest Only, due 7/25/39-7/15/48, value $22,073,506 and $88,597,900 U.S. Treasuries (including strips), 1.88%-2.10%, due 7/31/20-12/15/20, value $88,949,231)

	2.65	8/1/19	390,000,000		390,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 36.1% (continued)
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due at maturity date in the amount of $365,025,550 (fully collateralized by original par $364,971,481 U.S. Treasuries (including strips), 0%-3.63%, due 8/22/19-5/15/49, value $372,300,005)	2.52	8/1/19	365,000,000	365,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 7/31/19, due at maturity date in the amount of $1,200,083,333 (fully collateralized by original par $1,045,640,000 U.S. Treasuries (including strips), 3.38%, due 11/15/48, value $1,224,002,134)	2.50	8/1/19	1,200,000,000	1,200,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 7/31/19, due at maturity date in the amount of $1,800,127,000 (fully collateralized by original par $1,839,090,000 U.S. Treasuries (including strips), 1.75%-2.50%, due 7/15/22-5/15/45, value $1,836,005,293)	2.54	8/1/19	1,800,000,000	1,800,000,000
HSBC Securities USA, Tri-Party Agreement thru JP Morgan Chase Bank, dated 7/31/19, due at maturity date in the amount of $50,003,431 (fully collateralized by original par $48,336,353 Corporate Debt Securities, 3.8%-6.35%, due 11/15/25-5/20/49, value $52,500,001)	2.47	8/1/19	50,000,000	50,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due at maturity date in the amount of $100,007,000 (fully collateralized by original par $8,412,258 Equities, value $110,000,000)	2.52	8/1/19	100,000,000	100,000,000
Total Repurchase Agreements (cost $4,530,000,000)			4,530,000,000
Total Investments (cost $12,536,491,065)			100.0%	12,538,365,991
Cash and Receivables (Net)			.0%	4,246,826
Net Assets			100.0%	12,542,612,817

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities amounted to $2,858,876,547 or 22.79% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Banks	58.7
Repurchase Agreements	36.1
Diversified Financials	5.2
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management
U.S. Government Agencies - 28.0%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/1/19, 3 Month PRIME -3.08%	2.43	60,000,000	[a]	59,999,712
8/1/19, 3 Month PRIME -3.08%	2.42	200,000,000	[a]	199,998,821
8/1/19, 3 Month PRIME -3.08%	2.43	97,000,000	[a]	96,999,269
8/2/19, 1 Month LIBOR -.07%	2.33	395,000,000	[a]	394,997,752
8/1/19, 3 Month PRIME -3.08%	2.42	265,000,000	[a]	264,997,421
8/1/19, 3 Month EFFR -.01%	2.39	350,000,000	[a]	350,000,000
8/20/19, 1 Month LIBOR -.03%	2.24	150,000,000	[a]	149,999,086
8/4/19, 1 Month LIBOR -.06%	2.32	105,000,000	[a]	104,999,065
8/12/19, 1 Month LIBOR -.05%	2.32	92,000,000	[a]	91,993,170
9/16/19, 3 Month LIBOR -.17%	2.25	40,000,000	[a]	39,998,629
8/23/19, 1 Month LIBOR -.05%	2.22	200,000,000	[a]	199,993,376
8/1/19, 3 Month FCPR -2.90%	2.60	155,000,000	[a]	155,000,000
8/1/19, 3 Month FCPR -2.92%	2.58	146,000,000	[a]	145,983,898
8/1/19, 3 Month FCPR -2.92%	2.58	100,000,000	[a]	99,991,401
8/1/19, 3 Month EFFR +.13%	2.52	250,000,000	[a]	250,000,000
8/15/19, 1 Month LIBOR +.06%	2.39	250,000,000	[a]	249,974,449
8/1/19, 3 Month SOFR +.12%	2.51	33,000,000	[a]	33,000,000
8/1/19, 3 Month SOFR +.10%	2.49	100,000,000	[a]	100,000,000
8/2/19, 3 Month LIBOR -.27%	2.31	121,250,000	[a]	121,249,648
8/9/19, 1 Month LIBOR -.06%	2.31	500,000,000	[a]	500,000,000
8/16/19, 3 Month LIBOR -.26%	2.27	500,000,000	[a]	499,980,721
8/20/19, 3 Month LIBOR -.25%	2.28	520,000,000	[a]	519,976,221
8/1/19, 3 Month SOFR +.02%	2.41	34,000,000	[a]	34,000,000
8/28/19, 1 Month LIBOR -.07%	2.18	200,000,000	[a]	200,000,000
8/4/19, 1 Month LIBOR -.10%	2.28	250,000,000	[a]	250,000,000
8/4/19, 1 Month LIBOR -.10%	2.28	250,000,000	[a]	250,000,000
8/18/19, 1 Month LIBOR -.06%	2.24	25,000,000	[a]	25,000,000
8/1/19, 3 Month SOFR +.03%	2.42	215,000,000	[a]	215,000,000
8/4/19, 1 Month LIBOR -.07%	2.31	225,000,000	[a]	225,000,000
8/13/19, 1 Month LIBOR -.08%	2.25	200,000,000	[a]	200,000,000
8/5/19, 1 Month LIBOR -.05%	2.33	225,000,000	[a]	225,000,000
9/12/19, 3 Month LIBOR -.23%	2.21	100,000,000	[a]	100,000,000
8/1/19, 3 Month SOFR +.01%	2.40	300,000,000	[a]	300,000,000
8/8/19, 1 Month LIBOR -.07%	2.30	250,000,000	[a]	250,000,000
8/8/19, 1 Month LIBOR -.07%	2.30	750,000,000	[a]	750,000,000
8/8/19, 1 Month LIBOR -.07%	2.30	250,000,000	[a]	250,000,000
8/1/19, 3 Month SOFR +.05%	2.44	35,000,000	[a]	35,000,000
8/21/19, 1 Month LIBOR -.05%	2.22	50,000,000	[a]	50,000,000
8/1/19, 3 Month SOFR +.02%	2.41	260,000,000	[a]	260,000,000
8/1/19, 3 Month SOFR -.04%	2.43	75,000,000	[a]	75,000,000
8/1/19, 3 Month SOFR +.07%	2.46	177,000,000	[a]	177,000,000
8/1/19, 3 Month SOFR +.04%	2.43	501,000,000	[a]	501,000,000
9/22/19, 3 Month LIBOR -.21%	2.13	1,000,000,000	[a]	1,000,000,000
10/13/19, 3 Month LIBOR -.21%	2.09	500,000,000	[a]	500,000,000
10/25/19, 3 Month LIBOR -.21%	2.07	300,000,000	[a]	300,000,000
8/1/19, 3 Month SOFR +.08%	2.47	60,000,000	[a]	60,000,000
10/27/19, 3 Month LIBOR -.21%	2.05	200,000,000	[a]	200,000,000
8/1/19, OBFR +.04%	2.43	35,000,000	[a]	35,000,000
8/1/19, 3 Month SOFR +.11%	2.50	75,000,000	[a]	75,000,000
9/21/19, 3 Month LIBOR -.13%	2.26	200,000,000	[a]	200,000,000
8/1/19, 3 Month SOFR+.05%	2.44	206,000,000	[a]	206,000,000
8/1/19, 3 Month SOFR +.12%	2.51	304,000,000	[a]	304,000,000
8/1/19, 3 Month SOFR +.08%	2.47	312,000,000	[a]	312,000,000
8/7/19, 3 Month U.S. T-BILL FLAT	2.41	50,000,000	[a]	50,000,000

Dreyfus Government Cash Management (continued)
U.S. Government Agencies - 28.0% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/7/19, 3 Month U.S. T-BILL FLAT	2.41	8,000,000	[a]	8,000,000
8/7/19, 3 Month U.S. T-BILL FLAT	2.41	25,000,000	[a]	25,000,000
8/7/19, 3 Month U.S. T-BILL FLAT	2.41	50,822,448	[a]	50,822,448
8/7/19, 3 Month U.S. T-BILL FLAT	2.41	9,481,800	[a]	9,481,800
8/7/19, 3 Month U.S. T-BILL FLAT	2.41	25,000,000	[a]	25,000,000
8/7/19, 3 Month U.S. T-BILL FLAT	2.41	13,000,000	[a]	13,000,000
8/7/19, 3 Month U.S. T-BILL FLAT	2.31	15,000,000	[a]	15,000,000
Federal Home Loan Banks:
8/28/19	2.38	218,000,000	[b]	217,617,410
9/4/19	2.29	597,100,000	[b]	595,828,960
9/16/19	2.45	250,000,000		249,994,395
10/3/19	2.17	825,000,000	[b]	821,914,750
10/7/19	2.17	265,200,000	[b]	264,148,703
1/22/20	2.07	160,000,000	[b]	158,434,000
1/24/20	2.07	340,000,000		339,971,212
Total U.S. Government Agencies (cost $15,037,346,317)				15,037,346,317
U.S. Treasury Bills - .2%
1/16/20 (cost $123,833,333)	2.05	125,000,000	[b]	123,833,333
U.S. Treasury Notes - 4.0%
8/15/19	0.75	427,000,000		426,711,755
10/31/19	1.50	400,000,000		399,094,712
11/15/19	3.38	300,000,000		300,812,132
1/15/20	1.38	250,000,000		248,825,314
2/15/20	3.63	200,000,000		201,648,275
2/29/20	1.25	175,000,000		174,192,307
3/31/20	2.25	214,000,000		214,292,998
4/30/20	2.38	150,000,000		150,385,635
Total U.S. Treasury Notes (cost $2,115,963,128)				2,115,963,128
U.S. Treasury Floating Rate Notes - 8.5%
8/6/19, 3 Month U.S. T-BILL FLAT	2.05	553,000,000	[a]	552,899,490
8/6/19, 3 Month U.S. T-BILL +.05%	2.09	390,000,000	[a]	389,980,867
8/6/19, 3 Month U.S. T-BILL +.05%	2.10	1,125,000,000	[a]	1,124,468,763
8/6/19, 3 Month U.S. T-BILL +.12%	2.17	1,380,000,000	[a]	1,379,803,358
8/6/19, 3 Month U.S. T-BILL +.14%	2.19	1,095,000,000	[a]	1,095,076,569
Total U.S. Treasury Floating Rate Notes (cost $4,542,229,047)				4,542,229,047
Repurchase Agreements - 59.3%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $285,020,108 (fully collateralized by original par $283,296,618 U.S. Treasuries (including strips), 1.38%-6.63%, due 12/15/19-8/15/44, value $290,700,023)	2.54	285,000,000		285,000,000
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $250,017,778 (fully collateralized by original par $433,351,520 Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 10/20/41-1/20/49, value $233,021,568 and original par $22,004,600 U.S. Treasuries (including strips), 1.75%, due 7/15/22, value $21,978,434)	2.56	250,000,000		250,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 59.3% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Bank of America Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $120,008,500 (fully collateralized by original par $171,065,242 Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 6/20/47, value $122,400,000)	2.55	120,000,000	120,000,000

Bank of America Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $850,060,444 (fully collateralized by original par $9,641,487,984 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 4/15/20-11/20/68, value $103,368,190, $17,174,460 Federal Agricultural Mortgage Corp.-Agency Debentures and Agency Strips, 5.04%, due 3/25/49, value $17,464,330 and original par $1,377,802,027 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 12/1/26-8/1/49, value 751,910,157)

	2.56	850,000,000	850,000,000
Bank of Nova Scotia/New York , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $100,006,972 (fully collateralized by original par $232,325,731 Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 11/20/43-1/20/49, value $102,000,000)	2.51	100,000,000	100,000,000
Barclays Bank , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $100,007,028 (fully collateralized by original par $89,232,100 U.S. Treasuries (including strips), 0.13%-2.38% , due 1/15/21-2/15/48, value $102,000,029)	2.53	100,000,000	100,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 6/20/19, due 8/9/19 in the amount of $210,679,583 (fully collateralized by original par $211,442,481 U.S. Treasuries (including strips), 0%-3.38%, due 4/15/20-5/15/46, value $214,200,000)	2.33	210,000,000[c]	210,000,000
CIBC/New York , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $550,038,500 (fully collateralized by original par $641,319,147 Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 8/20/48-8/15/58, value $560,962,437 and original par $38,200 U.S. Treasuries (including strips), 1.63%, due 5/15/26, value $37,563)	2.52	550,000,000	550,000,000
Citigroup Global Markets , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $250,017,639 (fully collateralized by original par $44,879 Government National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 7/20/49, value $44,591, original par $21,847,000 Tennessee Valley Authority-Agency Debentures and Agency Strips, 1.88%-6.75%, due 3/15/20-9/15/65, value $26,876,686 and original par $225,944,700 U.S. Treasuries (including strips), 0.13%-2.50%, due 11/30/21-2/15/22, value 228,081,200)	2.54	250,000,000	250,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $474,033,180 (fully collateralized by original par $473,962,965 U.S. Treasuries (including strips), 0%-3.63%, due 8/22/19-5/15/49, value $483,480,007)	2.52	474,000,000	474,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $300,021,250 (fully collateralized by original par $263,704,400 U.S. Treasuries (including strips), 3.38%-4.38%, due 5/15/40-5/15/44, value $306,000,015)	2.55	300,000,000	300,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 59.3% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Daiwa Capital Markets America , Tri-Party Agreement thru BNY Mellon, dated 7/26/19, due 8/2/19 in the amount of $400,189,778 (fully collateralized by original par $686,063,935 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 6/25/21-4/15/49, value $94,231,719, original par $20,438,681 Federal Farm Credit Bank and Federal National Mortgage Association-Agency Debentures and Agency Strips, 2.08%-6.50%, due 10/1/25-2/1/32, value $20,076,074, original par $307,542,302 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 9/1/23-8/1/49, value $298,418,127 and original par $492,496 U.S. Treasuries (including strips), 0%-3.13%, due 11/15/19-5/15/48, value $509,176)

	2.44	400,000,000	400,000,000

Daiwa Capital Markets America , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $700,049,194 (fully collateralized by original par $327,373,704 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0%-4.50%, due 6/25/21-7/20/49, value $31,364,079, original par $75,807,970 Federal Farm Credit Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., and Federal National Mortgage Association-Agency Debentures and Agency Strips, 2.21%-6.50%, due 11/12/20-2/1/43, value $17,201,878 and original par $321,440,311 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, 2%-6.03%, due 9/1/19-8/1/49, value $292,209,738 and original par $356,475,690 U.S. Treasuries (including strips), 0%-6.50%, due 8/1/19-2/15/49, value 374,966,753)

	2.53	700,000,000	700,000,000
Deutsche Bank Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $1,350,094,875 (fully collateralized by original par $1,186,012,166 U.S. Treasuries (including strips), 0%-3.88%, due 1/15/20-2/15/49, value $1,377,000,031)	2.53	1,350,000,000	1,350,000,000
Fixed Income Clearing , Tri-Party Agreement thru State Street, dated 7/31/19, due 8/1/19 in the amount of $700,044,722 (fully collateralized by original par $702,345,000 U.S. Treasuries (including strips), 2.13%-2.63%, due 5/31/21-6/15/21, value $714,002,882)	2.30	700,000,000	700,000,000
Fixed Income Clearing , Tri-Party Agreement thru State Street, dated 7/31/19, due 8/1/19 in the amount of $2,600,183,444 (fully collateralized by original par $2,532,555,000 U.S. Treasuries, 0.13%-2.50%, due 4/15/21-7/15/29, value $2,652,004,812)	2.54	2,600,000,000	2,600,000,000
HSBC Securities USA , Tri-Party Agreement thru JP Morgan Chase Bank, dated 7/30/19, due 8/6/19 in the amount of $500,225,555 (fully collateralized by original par $489,047,792 Federal National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 9/1/28-3/1/49, value $510,000,000)	2.32	500,000,000	500,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 59.3% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

HSBC Securities USA , Tri-Party Agreement thru JP Morgan Chase Bank, dated 7/31/19, due 8/1/19 in the amount of $750,052,708 (fully collateralized by original par $227,748,000 Federal Farm Credit Bank, Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Tennessee Valley Authority-Agency Debentures and Agency Strips, 0%-7.13%, due 7/15/20-9/15/65, value $217,740,625, original par $800,453,387 Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 7/20/43-7/15/58, value $280,347,163 and original par $406,244,544 U.S. Treasuries (including strips), 0%, due 5/15/21-2/15/43, value $266,912,213)

	2.53	750,000,000		750,000,000
JP Morgan Securities , Tri-Party Agreement thru JP Morgan Chase Bank, dated 7/31/19, due 8/7/19 in the amount of $495,213,675 (fully collateralized by original par $421,298,000 U.S. Treasuries (including strips), 0.13%-4.50%, due 7/15/24-2/15/48, value $504,900,038)	2.22	495,000,000		495,000,000
JP Morgan Securities , Tri-Party Agreement thru JP Morgan Chase Bank, dated 7/31/19, due 8/7/19 in the amount of $400,173,445 (fully collateralized by original par $2,224,817,540 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 1/1/26-7/20/49, value $408,000,000)	2.23	400,000,000		400,000,000
JP Morgan Securities , Tri-Party Agreement thru JP Morgan Chase Bank, dated 7/31/19, due 8/1/19 in the amount of $900,063,500 (fully collateralized by original par $839,677,600 U.S. Treasuries (including strips), 1.25%-3.75%, due 1/15/21-11/15/45, value $918,000,034)	2.54	900,000,000		900,000,000
JP Morgan Securities, 1 Month SOFR +.01% , JP Morgan Chase Bank, dated 5/2/19, due 8/7/19 in the amount of $501,273,055 (fully collateralized by original par $535,418,803 Federal Home Loan Mortgage Corp. and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 4/1/26-1/20/49, value $510,000,000)	2.56	500,000,000	[a,c]	500,000,000
JP Morgan Securities , Tri-Party Agreement thru JP Morgan Chase Bank, dated 7/31/19, due 8/1/19 in the amount of by original par $400,028,444 (fully collateralized $670,382,176 Federal National Mortgage Association-Agency Debentures and Agency Strips, 3.50%-7%, due 10/25/23-4/1/44, value $7,591,096 and original par $724,595,263 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 4/1/25-7/1/49, value $402,673,286)	2.56	400,000,000		400,000,000
JP Morgan Securities, 1 Month SOFR +.05% , JP Morgan Chase Bank, dated 5/21/19, due 8/7/19 in the amount of $501,293,611 (fully collateralized by original par $5,929,362,617 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association-Agency Debentures and Agency Strips, 0%-7%, due 6/25/23-4/1/49, value $126,494,792 and original par $700,944,418 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 10/1/20-8/1/49, value $383,505,208)	2.60	500,000,000	[a,c]	500,000,000
Merrill Lynch Pierce Fenner & Smith, OBFR +.04% , BNY Mellon, dated 7/31/19, due 8/7/19 in the amount of $875,410,034 (fully collateralized by original par $2,033,629,950 Agency Mortgage-Backed Securities, Interest Only, due 12/1/25-8/1/49, value $892,500,000), U.S. Overnight Bank Funding Rate + .04%	2.41	875,000,000	[a,c]	875,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 59.3% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
MUFG Securities (Canada) , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $2,250,157,500 (fully collateralized by original par $8,048,094,635 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 10/1/35-5/1/49, value $2,192,996,077 and original par $99,259,900 U.S. Treasuries (including strips), 1.75%-2.88%, due 7/31/21-5/15/49, value $102,004,028)	2.52	2,250,000,000		2,250,000,000

Natixis/New York, 1 Month LIBOR FLAT , BNY Mellon, dated 5/10/18, due 8/7/19 in the amount of $100,043,249 (fully collateralized by original par $125,025,217 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 11/15/27-6/25/48, value $12,257,383, original par $2,005,777 Federal Farm Credit Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., and Federal National Mortgage Association-Agency Debentures and Agency Strips, 0%-3.98%, due 5/15/25-8/15/43, value $1,220,304, original par $51,717,406 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 9/1/26-6/1/49, value $40,544,439 and original par $47,842,800 U.S. Treasuries (including strips), 0%-3.63%, due 12/5/19-8/15/43, value $48,658,839), 1 Month LIBOR FLAT

	2.22	100,000,000	[a,c]	100,000,000
Natixis/New York , Tri-Party Agreement thru BNY Mellon, dated 7/3/19, due 8/2/19 in the amount of $3,005,975,000 (fully collateralized by original par $2,927,380,980 U.S. Treasuries (including strips), 0%-8.13%, due 8/31/19-5/15/48, value $3,060,000,014)	2.39	3,000,000,000		3,000,000,000
Nomura Securities International , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $2,000,142,222 (fully collateralized by original par $2,624,009,844 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 8/1/20-11/15/57, value $1,949,302,118 and original par $90,949,000 U.S. Treasuries (including strips), 1.88%-2.88%, due 4/30/25-6/30/26, value $90,697,953)	2.56	2,000,000,000		2,000,000,000
Prudential Insurance Company of America , dated 7/31/19, due 8/1/19 in the amount of $684,244,904 (fully collateralized by original par $1,083,000,000 U.S. Treasuries (including strips), 0%-3.38%, due 8/15/29-8/15/47, value $697,880,175)	2.56	684,196,250		684,196,250
Prudential Legacy Insurance Company of New Jersey , dated 7/31/19, due 8/1/19 in the amount of $233,766,622 (fully collateralized by original par $385,000,000 U.S. Treasuries (including strips), 0%, due 2/15/29-2/15/45, value $238,425,000)	2.56	233,750,000		233,750,000

RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 7/12/19, due 8/12/19 in the amount of $500,990,278 (fully collateralized by original par $193,130,105 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 5/15/33-4/15/54, value $55,078,234, original par $429,135,461 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 6/1/38-7/1/49, value $338,317,551 and original par $114,387,500 U.S. Treasuries (including strips), 0%-4.50%, due 1/23/20-2/15/49, value $119,664,157)

	2.30	500,000,000	[c]	500,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 59.3% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 7/3/19, due 8/2/19 in the amount of $500,991,667 (fully collateralized by original par $484,567,500 U.S. Treasuries (including strips), 0%-6.50%, due 8/8/19-11/15/48, value $510,000,074)	2.38	500,000,000	500,000,000

RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 7/3/19, due 8/2/19 in the amount of $1,903,784,167 (fully collateralized by original par $22,015,512 Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 7/25/46, value $11,243,448, original par $4,052,323,903 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 11/1/36-7/1/49, value $1,223,536,061 and original par $974,333,100 U.S. Treasuries (including strips), 0%-3.63%, due 8/8/19-8/15/48, value $703,845,169)

	2.39	1,900,000,000	1,900,000,000
RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $1,100,076,389 (fully collateralized by original par $1,064,036,500 U.S. Treasuries, 0.38%-6.50%, due 11/15/19-2/15/49, value $1,122,000,040)	2.50	1,100,000,000	1,100,000,000

Royal Bank of Canada/New York , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $1,000,069,722 (fully collateralized by original par $16,453,046,384 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Collateralized Mortgage Obligation, Interest Only, due 11/15/30-10/25/58, value $1,064,166,071, original par $53,374,006 Federal Home Loan Mortgage Corp.-Agency Debentures and Agency Strips, 0%-4.50%, 10/15/27-1/15/43, value $8,963,900 and original par $5,725,252 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 6/1/30-12/15/58, value $5,990,366)

	2.51	1,000,000,000	1,000,000,000
UBS Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $500,035,000 (fully collateralized by original par $484,714,129 U.S. Treasuries (including strips), 0%-7.88%, due 8/15/19-5/15/49, value $510,000,044)	2.52	500,000,000	500,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 59.3% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Wells Fargo Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $3,500,245,000 (fully collateralized by original par $935,000 Federal Farm Credit Bank, Federal National Mortgage Association, and Tennessee Valley Authority-Agency Debentures and Agency Strips, 0%-3.88%, due 2/20/20-5/15/26, value $867,624 and original par $5,339,716,632 Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association-Agency Mortgage-Backed Securities, Interest Only, due 2/15/20-6/1/56, value $3,569,130,164 and original par $1,700 U.S. Treasuries (including strips), 5.25%-7.63% due 8/15/22- 5/15/30, value 2,226)

	2.52	3,500,000,000	3,500,000,000
Total Repurchase Agreements (cost $31,826,946,250)			31,826,946,250
Total Investments (cost $53,646,318,075)		100.0%	53,646,318,075
Liabilities, Less Cash and Receivables		.0%	(15,893,580)
Net Assets		100.0%	53,630,424,495

EFFR—Effective Federal Funds Rate

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

OBFR—Overnight Bank Funding Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2019, these securities amounted to $2,685,000,000 or 5.01% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	59.3
U.S. Government Securities	40.7
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management
U.S. Government Agencies - 71.8%	Annualized Yield (%)	Principal Amount($)		Value($)
Federal Farm Credit Banks:
8/8/19, 3 Month U.S. T-BILL +.09%	2.17	67,260,000	[a]	67,259,400
8/2/19, 1 Month LIBOR -.07%	2.33	5,000,000	[a]	4,999,972
8/1/19, 3 Month FCPR -3.08%	2.42	25,000,000	[a]	24,999,757
8/1/19, 3 Month FCPR -3.05%	2.45	45,000,000	[a]	45,000,000
9/16/19, 3 Month LIBOR -.17%	2.25	20,000,000	[a]	19,999,314
8/1/19, 3 Month FCPR -2.89%	2.61	100,000,000	[a]	100,021,843
8/1/19, 3 Month FCPR -2.92%	2.58	25,750,000	[a]	25,747,160
8/25/19, 1 Month LIBOR +.16%	2.43	37,000,000	[a]	37,046,699
8/28/19, 1 Month LIBOR -.06%	2.18	5,000,000	[a]	5,000,019
10/30/19, 3 Month LIBOR -.28%	1.99	100,000,000	[a]	100,000,000
8/10/19, 1 Month LIBOR -.07%	2.31	50,000,000	[a]	50,000,000
8/1/19, 3 Month SOFR +.07%	2.46	10,000,000	[a]	10,000,000
8/1/19, 3 Month SOFR +.04%	2.43	75,000,000	[a]	75,000,000
8/1/19, 3 Month OBFR +.04%	2.43	30,000,000	[a]	30,000,000
Federal Home Loan Banks:
8/1/19	2.18	696,000,000	[b]	696,000,000
8/2/19	2.20	26,100,000	[b]	26,098,430
8/6/19	2.43	80,000,000	[b]	79,973,333
8/12/19	2.19	360,670,000	[b]	360,432,432
8/14/19	2.19	25,593,000	[b]	25,573,084
8/16/19	2.19	57,982,000	[b]	57,929,831
8/23/19	2.38	85,000,000	[b]	84,878,450
8/27/19	2.22	310,000,000	[b]	309,509,683
8/28/19	2.30	450,000,000	[b]	449,235,750
8/30/19	2.31	241,000,000	[b]	240,557,798
9/3/19	2.37	50,000,000	[b]	49,892,979
9/4/19	2.34	155,000,000	[b]	154,662,172
9/11/19	2.41	25,000,000	[b]	24,932,379
9/18/19	2.16	300,000,000	[b]	299,150,000
11/1/19	2.45	25,000,000	[b]	24,846,667
Tennessee Valley Authority:
8/14/19	2.27	280,000,000	[b]	279,773,847
Total U.S. Government Agencies (cost $3,758,520,999)				3,758,520,999
U.S. Treasury Bills - 7.1%
8/6/19	2.24	250,000,000	[b]	249,923,438
9/12/19	2.18	20,000,000	[b]	19,949,950
1/16/20	2.03	100,000,000	[b]	99,072,500
Total U.S. Treasury Bills (cost $368,945,888)				368,945,888
U.S. Treasury Notes - 7.0%
8/15/19	0.75	15,000,000		14,992,245
1/31/20	1.38	200,000,000		199,261,846
1/31/20	2.00	150,000,000		149,968,255
Total U.S. Treasury Notes (cost $364,222,346)				364,222,346
U.S. Treasury Floating Rate Notes - 14.2%
8/6/19, 3 Month U.S. T-BILL +.05%	2.10	200,000,000	[a]	199,987,589
8/6/19, 3 Month U.S. T-BILL FLAT	2.05	25,000,000	[a]	24,998,226
8/6/19, 3 Month U.S. T-BILL +.04%	2.09	50,000,000	[a]	49,998,841
8/6/19, 3 Month U.S. T-BILL +.05%	2.10	75,000,000	[a]	75,003,284
8/6/19, 3 Month U.S. T-BILL +.12%	2.17	295,000,000	[a]	294,832,395

Dreyfus Government Securities Cash Management (continued)
U.S. Treasury Floating Rate Notes - 14.2% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
8/6/19, 3 Month U.S. T-BILL +.14%	2.19	100,000,000	[a]	100,009,790
Total U.S. Treasury Floating Rate Notes (cost $744,830,125)				744,830,125
Total Investments (cost $5,236,519,358)		100.1%		5,236,519,358
Liabilities, Less Cash and Receivables		(.1%)		(3,656,780)
Net Assets		100.0%		5,232,862,578

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	100.1
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Obligations Cash Management
U.S. Treasury Bills - 2.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
9/19/19	2.45	500,000,000	[a]	498,359,861
1/16/20	2.05	75,000,000	[a]	74,300,000
Total U.S. Treasury Bills (cost $572,659,861)				572,659,861
U.S. Treasury Notes - 7.7%
10/15/19	1.00	291,000,000		290,145,938
10/31/19	1.25	200,000,000		199,418,197
11/15/19	3.38	200,000,000		200,567,140
12/31/19	1.63	50,000,000		49,901,473
12/31/19	1.88	387,000,000		386,632,853
2/15/20	3.63	133,000,000		134,096,103
2/29/20	1.25	50,000,000		49,769,231
3/31/20	2.25	125,000,000		125,171,144
4/30/20	2.38	80,000,000		80,205,672
Total U.S. Treasury Notes (cost $1,515,907,751)				1,515,907,751
U.S. Treasury Floating Rate Notes - 24.9%
8/6/19, 3 Month U.S. T-BILL +.05%	2.10	625,000,000	[b]	625,026,977
8/6/19, 3 Month U.S. T-BILL FLAT	2.05	852,000,000	[b]	851,914,798
8/6/19, 3 Month U.S. T-BILL +.03%	2.08	379,000,000	[b]	378,994,818
8/6/19, 3 Month U.S. T-BILL +.05%	2.09	1,131,500,000	[b]	1,131,464,703
8/6/19, 3 Month U.S. T-BILL +.05%	2.10	1,000,000,000	[b]	999,345,733
8/6/19, 3 Month U.S. T-BILL +.12%	2.17	300,000,000	[b]	299,922,259
8/6/19, 3 Month U.S. T-BILL +.14%	2.19	440,000,000	[b]	439,920,788
8/6/19, 3 Month U.S. T-BILL +.22%	2.27	150,000,000	[b]	150,014,823
Total U.S. Treasury Floating Rate Notes (cost $4,876,604,899)				4,876,604,899
Repurchase Agreements - 64.6%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 the amount of $170,011,994 (fully collateralized by original par $168,983,948 U.S. Treasuries, 1.38%-6.63%, due 12/15/19-8/15/44, value $173,400,014)	2.54	170,000,000		170,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/7/19 in the amount of $50,021,583 (fully collateralized by original par $50,956,000 U.S. Treasuries, 1.38%-2%, due 5/31/20-6/30/24, value $51,000,072)	2.22	50,000,000		50,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 6/20/19, due 8/9/19 in the amount of $100,323,611 (fully collateralized by original par $96,494,500 U.S. Treasuries, 0.13%-3%, due 2/28/21-2/15/48, value $102,000,008)	2.33	100,000,000	[c]	100,000,000
CIBC/New York , Tri-Party Agreement thru BNY Mellon, dated 7/10/19, due 8/2/19 in the amount of $550,839,820 (fully collateralized by original par $547,781,200 U.S. Treasuries (including strips), 0%-3.63%, due 8/15/19-8/15/48, value $561,000,062)	2.39	550,000,000		550,000,000
Citigroup Global Markets , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $255,017,921 (fully collateralized by original par $252,428,400 U.S. Treasuries, 0.13%-7.25%, due 8/15/19-9/30/22, value $260,100,084)	2.53	255,000,000		255,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $683,047,810 (fully collateralized by original par $682,946,635 U.S. Treasuries (including strips), 0%-3.63%, due 8/22/19-5/15/49, value $696,660,010)	2.52	683,000,000		683,000,000

Dreyfus Treasury Obligations Cash Management (continued)
Repurchase Agreements - 64.6% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Daiwa Capital Markets America , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $400,028,000 (fully collateralized by original par $395,596,507 U.S. Treasuries (including strips), 0%-8.50%, due 8/13/19-5/15/49, value $408,000,035)	2.52	400,000,000	400,000,000
Fixed Income Clearing , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $300,019,167 (fully collateralized by original par $294,290,000 U.S. Treasuries, 2.75%, due 4/30/23, value $306,000,093)	2.30	300,000,000	300,000,000
Fixed Income Clearing , Tri-Party Agreement thru State Street, dated 7/31/19, due 8/1/19 in the amount of $3,000,211,667 (fully collateralized by original par $3,057,045,000 U.S. Treasuries, 1.63%-1.88%, due 7/15/22-9/30/22, value $3,060,000,392)	2.54	3,000,000,000	3,000,000,000
HSBC Securities USA , Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/19, due 8/7/19 in the amount of $650,283,111 (fully collateralized by original par $817,372,859 U.S. Treasuries (including strips), 0%-3.63%, due 4/30/20-11/15/47, value $663,000,001)	2.24	650,000,000	650,000,000
HSBC Securities USA , Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/19, due 8/6/19 in the amount of $700,313,056 (fully collateralized by original par $759,199,425 U.S. Treasuries (including strips), 0%-5%, due 10/31/19-11/15/43, value $714,000,000)	2.30	700,000,000	700,000,000
JP Morgan Securities , Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/19, due 8/1/19 in the amount of $1,050,074,083 (fully collateralized by original par $947,954,600 U.S. Treasuries, 1%-6.63%, due 12/31/19-11/15/48, value $1,071,000,097)	2.54	1,050,000,000	1,050,000,000
JP Morgan Securities, 1 Month SOFR +.03% , JP Morgan Chase Bank, dated 5/21/19, due 8/7/19 in the amount of $501,283,333 (fully collateralized original par by $464,121,000 U.S. Treasuries, 0.50%-2.88%, due 1/15/29-11/15/46, value $510,000,015)	2.58	500,000,000[b,c]	500,000,000
MUFG Securities (Canada) , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $70,004,881 (fully collateralized by original par $69,184,500 U.S. Treasuries, 1.25%-2.88%, due 3/31/21-8/15/28, value $71,400,038)	2.51	70,000,000	70,000,000
Natixis/New York , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/2/19 in the amount of $1,502,987,500 (fully collateralized by original par $1,463,690,490 U.S. Treasuries (including strips), 0%-8.13%, due 8/31/19-5/15/48, value $1,530,000,007)	2.39	1,500,000,000	1,500,000,000
Natixis/New York , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $1,000,069,444 (fully collateralized by original par $959,667,692 U.S. Treasuries (including strips), 0%-3.75%, due 10/17/19-5/15/48, value $1,020,000,052)	2.50	1,000,000,000	1,000,000,000
Prudential Insurance Company of America , dated 7/31/19, due 8/1/19 in the amount of $268,306,578 (fully collateralized by original par $490,000,000 U.S. Treasuries (including strips), 0%, due 11/15/35-8/15/43, value $273,653,250)	2.56	268,287,500	268,287,500
Prudential Legacy Insurance Company of New Jersey , dated 7/31/19, due 8/1/19 in the amount of $208,764,844 (fully collateralized by original par $420,000,000 U.S. Treasuries (including strips), 0%, due 2/15/45-8/15/45, value $212,925,000)	2.56	208,750,000	208,750,000
RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $500,034,722 (fully collateralized by original par $509,365,900 U.S. Treasuries (including strips), 0%-2.88%, due 9/26/19-7/31/23, value $510,000,086)	2.50	500,000,000	500,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Obligations Cash Management (continued)
Repurchase Agreements - 64.6% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Wells Fargo Securities , Tri-Party Agreement thru BNY Mellon, dated 7/31/19, due 8/1/19 in the amount of $700,048,611 (fully collateralized by original par $719,876,700 U.S. Treasuries (including strips), 0%-2.50%, due 10/24/19-5/15/46, value $714,000,072)	2.50	700,000,000	700,000,000
Total Repurchase Agreements (cost $12,655,037,500)			12,655,037,500
Total Investments (cost $19,620,210,011)		100.1%	19,620,210,011
Liabilities, Less Cash and Receivables		(.1%)	(11,648,949)
Net Assets		100.0%	19,608,561,062

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2019, these securities amounted to $600,000,000 or 3.06% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	64.6
U.S. Government Securities	35.5
100.1

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 73.7%	Annualized Yield (%)	Principal Amount($)		Value($)
8/1/19	2.32	192,000,000	[a]	192,000,000
8/6/19	2.23	3,368,000,000	[a]	3,366,973,532
8/8/19	2.41	106,000,000	[a]	105,951,107
8/13/19	2.16	2,424,000,000	[a]	2,422,283,502
8/15/19	2.37	11,000,000	[a]	10,989,990
8/20/19	2.11	3,100,000,000	[a]	3,096,604,291
8/22/19	2.14	60,000,000	[a]	59,926,150
8/27/19	2.11	2,410,000,000	[a]	2,406,382,324
8/29/19	2.35	1,071,000,000	[a]	1,069,069,478
9/3/19	2.22	535,000,000	[a]	533,930,113
9/5/19	2.27	660,000,000	[a]	658,568,583
9/10/19	2.17	500,000,000	[a]	498,813,889
9/12/19	2.31	1,489,000,000	[a]	1,485,044,440
9/17/19	2.15	87,000,000	[a]	86,759,771
9/19/19	2.23	1,580,000,000	[a]	1,575,291,236
9/26/19	2.12	21,000,000	[a]	20,932,053
10/3/19	2.42	500,000,000	[a]	497,917,500
10/10/19	2.43	1,000,000,000	[a]	995,352,777
10/17/19	2.44	750,000,000	[a]	746,160,694
10/24/19	2.09	50,000,000	[a]	49,760,250
11/14/19	2.38	600,000,000	[a]	595,915,208
12/12/19	2.16	416,000,000	[a]	412,745,823
12/19/19	2.04	300,000,000	[a]	297,669,583
12/26/19	2.05	181,000,000	[a]	179,521,037
1/16/20	2.02	400,000,000	[a]	396,313,333
1/23/20	2.07	500,000,000	[a]	495,084,201
Total U.S. Treasury Bills (cost $22,255,960,865)				22,255,960,865
U.S. Treasury Notes - 6.8%
8/15/19	0.75	494,000,000		493,699,599
8/15/19	3.63	576,900,000		577,202,655
9/30/19	1.00	21,000,000		20,951,127
9/30/19	1.38	99,000,000		98,829,725
9/30/19	1.75	261,000,000		260,712,225
10/31/19	1.25	150,000,000		149,567,147
10/31/19	1.50	75,000,000		74,829,382
11/15/19	1.00	200,000,000		199,272,347
11/30/19	1.75	116,800,000		116,591,924
1/15/20	1.38	75,000,000		74,770,871
Total U.S. Treasury Notes (cost $2,066,427,002)				2,066,427,002
U.S. Treasury Floating Rate Notes - 20.2%
8/6/19, 3 Month U.S. T-BILL +.05%	2.10	1,200,000,000	[b]	1,200,028,022
8/6/19, 3 Month U.S. T-BILL FLAT	2.05	700,000,000	[b]	699,926,471
8/6/19, 3 Month U.S. T-BILL +.03%	2.08	850,000,000	[b]	849,978,949
8/6/19, 3 Month U.S. T-BILL +.04%	2.09	875,000,000	[b]	874,996,369
8/6/19, 3 Month U.S. T-BILL +.05%	2.10	685,000,000	[b]	684,797,804
8/6/19, 3 Month U.S. T-BILL +.12%	2.17	748,000,000	[b]	747,802,210
8/6/19, 3 Month U.S. T-BILL +.14%	2.19	360,000,000	[b]	360,012,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Securities Cash Management (continued)
U.S. Treasury Floating Rate Notes - 20.2% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
8/6/19, 3 Month U.S. T-BILL +.22%	2.27	700,000,000	[b]	700,024,633
Total U.S. Treasury Floating Rate Notes (cost $6,117,567,139)				6,117,567,139
Total Investments (cost $30,439,955,006)		100.7%		30,439,955,006
Liabilities, Less Cash and Receivables		(.7%)		(220,012,132)
Net Assets		100.0%		30,219,942,874

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	100.7
100.7

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free Municipal Cash Management Plus
Short-Term Investments - 99.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 6.0%
Mobile County Industrial Development Authority, Revenue Bonds (LOC; Swedbank AB) Ser. A	1.59	8/1/19	3,540,000	[a]	3,540,000
Arizona - 2.2%
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds) (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 7/1/2020	1.46	8/1/19	1,265,000	[a,b,c]	1,265,000
Colorado - .5%
Colorado Springs, Revenue Bonds, Ser. B	1.48	8/1/19	285,000	[a]	285,000
Connecticut - 2.6%
Tender Option Bond Trust Receipts (Series 2017-YX1077), (Connecticut Special Tax Obligation, Revenue Bonds (Transportation Infrastructure Purpose) (Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 1/1/2036	1.46	8/1/19	1,555,000	[a,b,c]	1,555,000
Florida - 1.3%
Orange County School Board, COP, Refunding, Ser. A	5.00	8/1/19	500,000		500,000
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/19	250,000		250,000
				750,000
Georgia - 4.7%
Cobb County Hospital Authority, Revenue Bonds (Equipment Pool Project) (LOC; Wells Fargo Bank NA)	1.42	8/1/19	1,450,000	[a]	1,450,000
Private Colleges & University, CP (Emory University Project)	1.55	9/5/19	1,350,000		1,350,000
				2,800,000
Indiana - 3.7%
Saint Joseph County, Revenue Bonds, Refunding (South Bend Medical Foundation Project) (LOC; PNC Bank NA)	1.40	8/1/19	2,185,000	[a]	2,185,000
Iowa - 4.6%
Iowa Finance Authority, Revenue Bonds (YMCA & Rehabilitation Center Project) (LOC; Bank of America NA)	1.54	8/1/19	2,685,000	[a]	2,685,000
Maryland - 10.3%
Bel Air, Revenue Bonds (LOC; Branch Banking & Trust Co.)	1.43	8/1/19	3,190,000	[a]	3,190,000
Maryland, GO Notes, Refunding	4.50	8/1/19	1,010,000		1,010,000
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	1.51	8/1/19	1,900,000	[a]	1,900,000
				6,100,000
Minnesota - 2.0%
Rochester, Revenue Bonds (Bella Grove Apartments Project) (LOC; United Fidelity Bank FSB) Ser. B	1.51	8/1/19	1,200,000	[a]	1,200,000
Missouri - 8.1%
RBC Municipal Products Inc. Trust (Series C16), Revenue Bonds, Refunding (LOC; Royal Bank of Canada)	1.46	8/1/19	2,000,000	[a,b]	2,000,000
RIB Floaters Trust Various States (Series 2017-10), Revenue Bonds, Refunding (LOC; Barclays Bank PLC)	1.44	8/1/19	2,800,000	[a,b]	2,800,000
				4,800,000
Nebraska - 5.1%
Omaha Public Power District, CP	1.48	11/5/19	1,000,000		1,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nebraska - 5.1% (continued)
Omaha Public Power District, CP, Ser. A	1.40	8/15/19	2,000,000		2,000,000
				3,000,000
New York - 8.3%
New York Power Authority, CP, Ser. 2	1.32	9/5/19	2,000,000		2,000,000
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Facility; TD Bank NA)) , Trust Maturity Date 11/15/2042	1.52	8/1/19	1,200,000	[a,b,c]	1,200,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Trust) Ser. A	1.50	8/2/19	1,705,000	[a]	1,705,000
				4,905,000
Ohio - 6.0%
Hamilton County, Revenue Bonds (Boys/Girls Clubs of Greater Cincinnati Project) (LOC; PNC Bank NA)	1.41	8/1/19	1,375,000	[a]	1,375,000
Tender Option Bond Trust Receipts (Series 2018-YX1079), (Columbus-Franklin County Finance Authority, Revenue Bonds (Storypoint Grove City Project) (LOC; Barclays Bank PLC)), Trust Maturity Date 9/1/2025	1.55	8/1/19	2,180,000	[a,b,c]	2,180,000
				3,555,000
South Carolina - 3.4%
Tender Option Bond Trust Receipts ( Series 2019-BAML5004), (South Carolina Jobs and Economy Development Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2042	1.44	8/7/19	2,000,000	[a,b,c]	2,000,000
Texas - 29.3%
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Ser. C2	1.50	8/1/19	2,000,000	[a]	2,000,000
Harris County Industrial Development Corp., Revenue Bonds (Exxon Mobil Project)	1.47	8/1/19	2,900,000	[a]	2,900,000
Harris County Metropolitan Transportation Authority, CP, Ser. A1	1.36	9/19/19	1,100,000		1,100,000
Harris County Metropolitan Transportation Authority, CP, Ser. A3	1.36	9/19/19	1,000,000		1,000,000
Lubbock Independent School District, GO Notes (Insured; Permanent School Fund Guarantee Program and SPA; Wells Fargo NA) Ser. A	1.50	8/1/19	1,560,000	[a]	1,560,000
Red River Education Finance Corp., Revenue Bonds (Texas Christian University Project) (SPA; Northern Trust Co.)	1.38	8/7/19	800,000	[a]	800,000
San Antonio, CP, Ser. A1	1.30	8/13/19	1,000,000		1,000,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition and Supply Corporation III, Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	1.46	8/1/19	3,000,000	[a,b,c]	3,000,000
Texas, GO Notes, Ser. B	1.60	8/7/19	2,265,000	[a]	2,265,000
Texas, TRAN	4.00	8/29/19	680,000		681,147
University of Texas System Board of Regents, CP, Ser. A	1.59	10/10/19	1,000,000		1,000,000
				17,306,147

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 1.7%
DeForest Area School District, BAN	3.00	12/18/19	1,000,000	1,001,641
Total Investments (cost $58,932,788)			99.8%	58,932,788
Cash and Receivables (Net)			0.2%	106,709
Net Assets			100.0%	59,039,497

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities amounted to $16,000,000 or 27.1% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Medical	20.9
General	14.4
Development	13.9
Education	13.7
Utilities	10.7
Transportation	8.2
General Obligation	5.6
Pollution	4.9
Facilities	2.9
School District	2.6
Multifamily Housing	2.0
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free New York Municipal Cash Management
Short-Term Investments - 100.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.1%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp of Albany Project) (LOC; M&T Bank)	1.45	8/1/19	2,300,000	[a]	2,300,000
Binghamton City School District, BAN	3.50	11/15/19	3,650,000		3,672,527
Build New York City Resource Corp, Revenue Bonds (Federation of Protestant Welfare Agencies Project) (LOC; TD Bank NA)	1.50	8/1/19	1,000,000	[a]	1,000,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Insured; Build America Mutual and Liquidity Facility; Citibank NA) Cl. A	1.48	8/1/19	7,000,000	[a,b]	7,000,000
Monroe County Industrial Development Agency, Revenue Bonds (Robert Weslayan College Project) (LOC; M&T Bank) Ser. 1-A	1.50	8/1/19	3,815,000	[a]	3,815,000
New York City, GO Notes (LOC; Bank of America NA)	1.47	8/6/19	2,110,000	[a]	2,110,000
New York City, GO Notes (SPA; Bank of America NA) Ser. 8	1.47	8/6/19	1,945,000	[a]	1,945,000
New York City, GO Notes (SPA; Bank of America NA) Ser. F	1.47	8/1/19	1,570,000	[a]	1,570,000
New York City Capital Resources Corp, Revenue Bonds (WytheHotel Project) (LOC; Manufacturers & Traders)	1.52	8/1/19	3,800,000	[a]	3,800,000
New York City Housing Development Corp, Revenue Bonds (LOC; Federal National Mortgage Association) Ser. A	1.37	8/7/19	4,200,000	[a]	4,200,000
New York City Industrial Development Agency, Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank NA)	1.42	8/1/19	5,800,000	[a]	5,800,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank NA)	1.50	8/1/19	7,335,000	[a]	7,335,000
New York City Industrial Development Agency, Revenue Bonds (Village Community School Project) (LOC; TD Bank NA)	1.50	8/1/19	2,100,000	[a]	2,100,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C-5	1.41	8/1/19	6,000,000	[a]	6,000,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; Mizuho Bank Ltd.) Ser. A-4	1.47	8/1/19	5,000,000	[a]	5,000,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; US Bank NA) Ser. B5	1.49	8/1/19	3,100,000	[a]	3,100,000
New York City Water & Sewer System, Revenue Bonds (SPA; Bank of America NA) Ser. FF-1	1.47	8/1/19	1,000,000	[a]	1,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Mizuho Bank Ltd.) Ser. AA-5	1.55	8/1/19	1,500,000	[a]	1,500,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; PNC Bank NA) Ser. AA2	1.51	8/1/19	1,900,000	[a]	1,900,000
New York Local Government Assistance Corp, Revenue Bonds, Refunding (SPA; JPMorgan Chase Bank NA) Ser. B	1.37	8/7/19	2,000,000	[a]	2,000,000
New York Power Authority, CP, Ser. 2	1.32	9/5/19	5,000,000		5,000,000
New York State Dormitory Authority, Revenue Bonds, Refunding (LOC; Mizuho Bank Ltd.) Ser. B	1.50	8/7/19	5,175,000	[a]	5,175,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Citibank NA) Ser. A	1.40	8/7/19	150,000	[a]	150,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	1.50	8/1/19	7,400,000	[a]	7,400,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.1% (continued)
New York State Power Authority, CP, Ser. 1	1.45	10/4/19	2,000,000		2,000,000
New York State Urban Development Corp, Revenue Bonds, Refunding (SPA; JPMorgan Chase Bank NA) Ser. A3C	1.40	8/1/19	1,000,000	[a]	1,000,000
Romulus Central School District, BAN	2.50	8/2/19	2,700,000		2,700,041
Schenectady Industrial Development Agency, Revenue Bonds (Union Graduate College Project) (LOC; Manufacturers & Traders) Ser. A	1.45	8/1/19	4,475,000	[a]	4,475,000
Tender Option Bond Trust Receipts (Series 2015-ZF0271), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 1/15/2020	1.43	8/1/19	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 5/15/2024	1.50	8/1/19	1,795,000	[a,b,c]	1,795,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corp., Revenue Bonds (4 World Trade Center Project) (LOC; Royal Bank of Canada and SPA; Royal Bank of Canada)), Trust Maturity Date 11/15/2019	1.45	8/1/19	4,300,000	[a,b,c]	4,300,000
Tender Option Bond Trust Receipts (Series 2017-XF0583), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 5/15/2024	1.48	8/1/19	5,300,000	[a,b,c]	5,300,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 11/1/2046	1.44	8/1/19	1,160,000	[a,b,c]	1,160,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), (Build NYC Resource Corp., Revenue Bonds, Refunding (Chapin School Limited Project) (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 11/1/2047	1.45	8/1/19	5,250,000	[a,b,c]	5,250,000
Tender Option Bond Trust Receipts (Series 2018-XF0697), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 9/1/2043	1.43	8/7/19	1,910,000	[a,b,c]	1,910,000
Tender Option Bond Trust Receipts (Series 2018-XF2656), (Suffolk County Water Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 6/1/2026	1.42	8/1/19	2,400,000	[a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	1.45	8/1/19	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2019-XM0731), (New York Municipal Water Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/15/2040	1.43	8/7/19	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2019-ZM0737), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding) (Liquidity Agreement; JP Morgan Chase Bank NA), Trust Maturity Date 2/15/2025	1.48	8/1/19	2,200,000	[a,b,c]	2,200,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Trust) Ser. A	1.50	8/2/19	4,600,000	[a]	4,600,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (LOC; US Bank NA) Ser. 4C	1.49	8/1/19	3,200,000	[a]	3,200,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; Citibank NA) Ser. B2	1.43	8/8/19	1,000,000	[a]	1,000,000
Village of Mount Kisco, BAN, Ser. C	3.50	12/20/19	2,000,000		2,014,178

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 100.1% (continued)
Wappingers Central School District, TAN	2.00	10/15/19	3,000,000	3,003,351
West Genesee Central School District, RAN	2.00	12/27/19	2,000,000	2,003,600
Total Investments (cost $143,783,697)			100.1%	143,783,697
Liabilities, Less Cash and Receivables			(0.1%)	(90,139)
Net Assets			100.0%	143,693,558

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities amounted to $39,915,000 or 27.78% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Education	18.5
General	17.8
Transportation	17.3
Facilities	8.3
Multifamily Housing	8.2
School District	7.9
Water	6.1
General Obligation	5.3
Utilities	4.9
Development	2.7
Housing	1.6
Medical	1.5
100.1

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free Tax Exempt Cash Management
Short-Term Investments - 97.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.3%
Mobile County Industrial Development Authority, Revenue Bonds (LOC; Swedbank AB) Ser. A	1.59	8/1/19	7,000,000	[a]	7,000,000
Mobile County Industrial Development Authority, Revenue Bonds (LOC; Swedbank AB) Ser. B	1.59	8/1/19	15,000,000	[a]	15,000,000
				22,000,000
Alaska - 2.0%
Tender Option Bond Trust Receipts (Series 2017-XM0532), (Alaska Municipal Bonds Bank Authority, Revenue Bonds (Master Resolution) (Liquidity Facility; JPMorgan Chase Bank NA)), Trust Maturity Date 4/1/2025	1.50	8/1/19	10,000,000	[a,b,c]	10,000,000
Colorado - 1.0%
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City and County, CP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	1.49	8/7/19	4,930,000	[a,b,c]	4,930,000
Connecticut - 2.0%
RIB Floater Trust Various States (Series 2017-016), GO Notes (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	1.44	8/1/19	7,355,000	[a,b]	7,355,000
Tender Option Bond Trust Receipts (Series 2017-YX1077), (Connecticut Special Tax Obligation, Revenue Bonds (Transportation Infrastructure Purpose) (Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 1/1/2036	1.46	8/1/19	3,000,000	[a,b,c]	3,000,000
				10,355,000
District of Columbia - 2.7%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. D2	1.49	8/6/19	7,780,000	[a]	7,780,000
Tender Option Bond Trust Receipts (Series 2019-BAML8001), (District of Columbia Housing Finance Agency, Revenue Bonds (Liquidity Facility; U.S. Bank NA)) , Trust Maturity Date 8/1/2047	1.80	8/7/19	6,000,000	[a,b,c]	6,000,000
				13,780,000
Florida - 2.3%
Hillsborough County Housing Finance Authority, Revenue Bonds (LOC; Suntrust Bank)	1.45	8/1/19	4,890,000	[a]	4,890,000
Tender Option Bond Trust Receipts (Series 2019-BAML7005), (Alachua County Health Facilities Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2037	1.32	8/7/19	7,000,000	[a,b,c]	7,000,000
				11,890,000
Georgia - 7.0%
Cobb County Hospital Authority, Revenue Bonds (Equipment Pool Project) (LOC; Wells Fargo Bank NA)	1.42	8/1/19	2,800,000	[a]	2,800,000
Private Colleges & University, CP (Emory University Project)	1.55	9/5/19	13,000,000		13,002,376
RBC Municipal Products Inc. Trust (Series E107), Revenue Bonds (LOC; Royal Bank of Canada)	1.46	8/1/19	20,000,000	[a,b]	20,000,000
				35,802,376
Illinois - 2.6%
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	1.48	8/1/19	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts (Series 2018-XF0711), (Illinois Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA and LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 11/15/2040	1.45	8/1/19	3,000,000	[a,b,c]	3,000,000
				13,365,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Kansas - .2%
Wichita, GO Notes, Refunding, Ser. 296	3.00	10/15/19	1,200,000		1,204,254
Kentucky - 1.5%
Tender Option Bond Trust Receipts (Series 2018-XG0189), (Fayette County School District Finance Corporation, Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank NA)), Trust Maturity Date 11/1/2023	1.47	8/1/19	7,880,000	[a,b,c]	7,880,000
Louisiana - 1.0%
Louisiana Public Facilities Authority, Revenue Bonds (Air Products & Chemicals Project) Ser. C	1.50	8/1/19	4,900,000	[a]	4,900,000
Maryland - 1.4%
Howard County, GO Notes, Refunding, Ser. B	5.00	8/15/19	825,000		826,169
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	1.51	8/1/19	2,300,000	[a]	2,300,000
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	1.46	8/7/19	4,080,000	[a,b,c]	4,080,000
				7,206,169
Michigan - 1.7%
Michigan Strategic Fund, Revenue Bonds (The Kroger Company Recovery Zone Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ)	1.44	8/1/19	4,000,000	[a]	4,000,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Facility; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	1.44	8/1/19	4,820,000	[a,b,c]	4,820,000
				8,820,000
Minnesota - .9%
Rochester, Revenue Bonds (Bella Grove Apartments Project) (LOC; United Fidelity Bank FSB) Ser. C	1.51	8/1/19	4,800,000	[a]	4,800,000
Mississippi - 1.1%
Mississippi Business Finance Corp., Revenue Bonds (Chevron U.S.A. Inc. Project) Ser. C	1.52	8/1/19	1,600,000	[a]	1,600,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron U.S.A. Inc. Project) Ser. G	1.52	8/1/19	3,980,000	[a]	3,980,000
				5,580,000
Missouri - 3.8%
RBC Municipal Products Inc. Trust (Series C16), Revenue Bonds, Refunding (LOC; Royal Bank of Canada)	1.46	8/1/19	12,000,000	[a,b]	12,000,000
RBC Municipal Products Inc. Trust (Series C17), Revenue Bonds (LOC; Royal Bank of Canada)	1.44	8/1/19	3,000,000	[a,b]	3,000,000
The Saint Louis Industrial Development Authority, Revenue Bonds (Liquidity Agreement; Federal Home Loan Mortgage Corp.)	1.41	8/1/19	4,330,000	[a]	4,330,000
University of Missouri, Revenue Bonds, Refunding, Ser. A	5.00	11/1/19	360,000		363,477
				19,693,477
Nebraska - 4.5%
Omaha Public Power District, CP	1.48	11/5/19	4,500,000		4,499,338
Omaha Public Power District, CP	1.50	10/4/19	7,500,000		7,499,199
Omaha Public Power District, CP, Ser. A	1.40	8/15/19	11,000,000		10,999,861
				22,998,398

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nevada - 1.9%
Tender Option Bond Trust Receipts (Series 2018-XG0199), (Las Vegas Convention & Visitors Authority, Revenue Bonds (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 1/1/2042	1.48	8/1/19	4,800,000	[a,b,c]	4,800,000
Tender Option Bond Trust Receipts (Series 2019-XF2806), (Las Vegas Convention and Visitors Authority Convention Center Expansion, Revenue Bonds (Liquidity Agreement; Wells Fargo Bank NA)), Trust Maturity Date 7/1/2049	1.50	8/1/19	5,000,000	[a,b,c]	5,000,000
				9,800,000
New Hampshire - 1.4%
New Hampshire Health & Education Facilities Authority, Revenue Bonds (SPA; State Street B&T Co.) Ser. B	1.48	8/1/19	6,925,000	[a]	6,925,000
New York - 13.6%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp of Albany Project) (LOC; M&T Bank)	1.45	8/1/19	1,825,000	[a]	1,825,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Insured; Build America Mutual and Liquidity Facility; Citibank NA) Cl. A	1.48	8/1/19	7,600,000	[a,b]	7,600,000
New York City, GO Notes (LOC; Mizuho Bank, Ltd.) Ser. A3	1.55	8/1/19	2,100,000	[a]	2,100,000
New York City, GO Notes, Ser. A2	1.55	8/1/19	9,800,000	[a]	9,800,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Mizuho Bank, Ltd.) Ser. F1	1.55	8/1/19	1,000,000	[a]	1,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; PNC Bank NA) Ser. AA2	1.51	8/1/19	15,300,000	[a]	15,300,000
New York Power Authority, CP, Ser. 2	1.32	9/5/19	6,000,000		5,999,324
New York State Dormitory Authority, Revenue Bonds, Refunding (LOC; Mizuho Bank Ltd.) Ser. B	1.50	8/7/19	11,000,000	[a]	11,000,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Citibank NA) Ser. A	1.40	8/7/19	2,000,000	[a]	2,000,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	1.50	8/1/19	7,300,000	[a]	7,300,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 5/15/2024	1.50	8/1/19	590,000	[a,b,c]	590,000
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Facility; TD Bank NA)) , Trust Maturity Date 11/15/2042	1.52	8/1/19	5,000,000	[a,b,c]	5,000,000
				69,514,324
North Carolina - 1.0%
North Carolina (Series XF2113), Revenue Bonds, Refunding (Liquidity Agreement; Citibank NA)	1.43	8/1/19	2,800,000	[a,b]	2,800,000
North Carolina Capital Facilities Finance Agency, Revenue Bonds (NCA&T University Foundation Project) (Insured; Assured Guaranty Corp.) (LOC; PNC Bank NA) Ser. B	1.40	8/1/19	2,085,000	[a]	2,085,000
				4,885,000
Rhode Island - .6%
Rhode Island Industrial Facilities Corp., Revenue Bonds, Refunding (Exxon Mobil Project)	1.50	8/8/19	3,000,000	[a]	3,000,000
South Carolina - 4.9%
South Carolina State Housing Finance & Development Authority, Revenue Bonds	1.41	8/1/19	7,750,000	[a]	7,750,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 4.9% (continued)
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 12/1/2054	1.44	8/1/19	17,105,000	[a,b,c]	17,105,000
				24,855,000
Tennessee - 6.1%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	1.52	8/1/19	23,000,000	[a]	23,000,000
Shelby County Health Educational & Housing Facility Board, Revenue Bonds	1.45	8/1/19	7,985,000	[a]	7,985,000
				30,985,000
Texas - 21.8%
Harris County Health Facilities Development Corp., Revenue Bonds, Refunding, Ser. A1	1.50	8/1/19	20,600,000	[a]	20,600,000
Harris County Health Facilities Development Corp., Revenue Bonds, Refunding, Ser. A2	1.50	8/1/19	5,000,000	[a]	5,000,000
Harris County Metropolitan Transportation Authority, CP, Ser. A1	1.36	9/19/19	3,000,000		3,000,000
Harris County Metropolitan Transportation Authority, CP, Ser. A3	1.36	9/19/19	8,000,000		8,000,000
Houston, CP, Ser. G2	1.30	8/1/19	7,500,000		7,499,965
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds, Refunding (Exxon Mobil Project) Ser. A	1.50	8/8/19	5,425,000	[a]	5,425,000
Lubbock Independent School District, GO Notes (Insured; Permanent School Fund Guarantee Program and SPA; Wells Fargo NA) Ser. A	1.50	8/1/19	7,000,000	[a]	7,000,000
Lubbock Independent School District, GO Notes (Insured; Permanent School Fund Guarantee Program) (Liquidity Facility; Wells Fargo Bank and LOC; Permanent School Fund Guarantee Program)	1.50	8/1/19	9,740,000	[a]	9,740,000
North Texas Municipal Water District, Revenue Bonds, Refunding	5.00	9/1/19	1,575,000		1,579,953
San Antonio, CP, Ser. A1	1.30	8/13/19	9,000,000		8,999,613
San Antonio, GO Notes	5.00	8/1/19	2,450,000		2,450,000
Texas, GO Notes (SPA; Sumitomo Mitsui Banking)	1.47	8/7/19	1,500,000	[a]	1,500,000
Texas, GO Notes, Ser. B	1.60	8/7/19	5,570,000	[a]	5,570,000
Texas, GO Notes, Ser. D	1.42	8/7/19	7,000,000	[a]	7,000,000
Texas, TRAN	4.00	8/29/19	2,440,000		2,444,942
The University of Texas System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/19	1,500,000		1,502,142
University of Texas System Board of Regents, CP, Ser. A	1.57	9/13/19	10,000,000		10,000,663
University of Texas System Board of Regents, CP, Ser. A	1.59	10/10/19	4,000,000		4,000,441
				111,312,719
Utah - 4.2%
Intermountain Power Agency, CP, Ser. B1	1.80	9/18/19	14,400,000		14,403,609
Tender Option Bond Trust Receipts (Series 2019-XM0732), (Utah County, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)), Trust Maturity Date 5/15/2047	1.43	8/1/19	1,910,000	[a,b,c]	1,910,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Utah - 4.2% (continued)
Utah Housing Corp., Revenue Bonds (LOC; Federal Home Loan Mortgage Corp.) Ser. A	1.42	8/1/19	5,000,000	[a]	5,000,000
				21,313,609
Vermont - 1.0%
Vermont Housing Finance Agency, Revenue Bonds, Ser. A	1.42	8/1/19	5,000,000	[a]	5,000,000
Washington - 1.2%
Tender Option Bond Trust Receipts (Series 2019-BAML5008), (Seattle Local Improvement District #6750, Special Assessment Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/15/2026	2.24	8/7/19	2,000,000	[a,b,c]	2,000,000
Washington, GO Notes, Refunding, Ser. D	5.00	8/1/19	945,000		945,000
Washington State Housing Finance Commission, Revenue Bonds (Liquidity Agreement; Federal Home Loan Bank) Ser. B	1.46	8/7/19	3,200,000	[a]	3,200,000
				6,145,000
Total Investments (cost $498,933,528)			97.7%	498,940,326
Cash and Receivables (Net)			2.3%	11,948,364
Net Assets			100.0%	510,888,690

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities amounted to $150,235,000 or 29.41% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Education	13.1
Power	12.4
Medical	10.9
Development	10.5
Multifamily Housing	9.8
General	9.1
General Obligation	7.6
Transportation	7.3
Water	5.3
Facilities	5.1
School District	3.3
Airport	1.5
Single Family Housing	1.0
Housing	.8
97.7

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2019 (Unaudited)

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	12,538,365,991	††	53,646,318,075	††	5,236,519,358	19,620,210,011	††	30,439,955,006
Interest receivable	19,730,388		60,762,880		1,808,734	13,643,517		15,371,822
Receivable for shares of Beneficial Interest subscribed	1,951,005		30,898,371		59	569,598		35,191,127
Prepaid expenses	109,505		421,594		182,490	163,079		288,423
	12,560,156,889		53,738,400,920		5,238,510,641	19,634,586,205		30,490,806,378
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	1,193,593		8,352,199		1,126,221	3,695,838		6,079,532
Cash overdraft due to Custodian	15,109,269		76,133,453		4,416,537	21,499,247		31,549,175
Payable for shares of Beneficial Interest redeemed	1,108,700		23,040,239		-	648,638		33,027,312
Trustees fees and expenses payable	3,643		4,301		1,559	8,097		636
Payable for investment securities purchased	-		-		-	-		200,022,424
Accrued expenses	128,867		446,233		103,746	173,323		184,425
	17,544,072		107,976,425		5,648,063	26,025,143		270,863,504
Net Assets ($)	12,542,612,817		53,630,424,495		5,232,862,578	19,608,561,062		30,219,942,874
Composition of Net Assets ($):
Paid-in capital	12,539,417,973		53,631,305,206		5,233,245,578	19,610,576,613		30,220,768,894
Total distributable earnings (loss)	3,194,844		(880,711)		(383,000)	(2,015,551)		(826,020)
Net Assets ($)	12,542,612,817		53,630,424,495		5,232,862,578	19,608,561,062		30,219,942,874
† Investments at cost ($)	12,536,491,065		53,646,318,075		5,236,519,358	19,620,210,011		30,439,955,006
†† Value of repurchase agreements—Note 1(b) ($)	4,530,000,000		31,826,946,250		-	12,655,037,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	12,327,106,476		49,071,568,656		3,953,807,093	15,878,011,539		23,934,985,631
Shares Outstanding	12,323,013,432		49,072,404,974		3,954,098,172	15,879,769,403		23,935,658,321
Net Asset Value Per Share ($)	1.0003		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	140,716,112		2,438,666,427		398,142,983	1,512,513,531		1,749,675,804
Shares Outstanding	140,672,143		2,438,687,312		398,184,368	1,512,668,165		1,749,729,252
Net Asset Value Per Share ($)	1.0003		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	74,790,229		1,928,502,243		577,627,904	699,764,553		2,552,597,308
Shares Outstanding	74,762,062		1,928,556,119		577,657,816	699,797,354		2,552,678,412
Net Asset Value Per Share ($)	1.0004		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	-		191,687,169		303,284,598	1,518,271,439		1,982,684,131
Shares Outstanding	-		191,688,199		303,309,024	1,518,341,691		1,982,702,908
Net Asset Value Per Share ($)	-		1.00		1.00	1.00		1.00

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	58,932,788	143,783,697	498,940,326
Cash	63,905	-	105,081
Interest receivable	179,664	412,960	1,111,266
Receivable for shares of Beneficial Interest subscribed	-	-	10,853,984
Prepaid expenses	43,042	23,479	32,391
	59,219,399	144,220,136	511,043,048
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	22,673	36,342	71,504
Cash overdraft due to Custodian	-	433,209	-
Payable for investment securities purchased	100,000	-	-
Trustees fees and expenses payable	75	219	851
Payable for shares of Beneficial Interest redeemed	-	21	-
Accrued expenses	57,154	56,787	82,003
	179,902	526,578	154,358
Net Assets ($)	59,039,497	143,693,558	510,888,690
Composition of Net Assets ($):
Paid-in capital	59,042,765	143,693,558	510,890,954
Total distributable earnings (loss)	(3,268)	-	(2,264)
Net Assets ($)	59,039,497	143,693,558	510,888,690
† Investments at cost ($)	58,932,788	143,783,697	498,933,528
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	5,840,926	118,877,268	474,405,545
Shares Outstanding	5,840,495	118,879,999	474,399,245
Net Asset Value Per Share ($)	1.00	1.00	1.0000
Investor Shares
Net Assets ($)	53,158,571	24,776,290	36,483,145
Shares Outstanding	53,160,542	24,777,235	36,482,630
Net Asset Value Per Share ($)	1.00	1.00	1.0000
Participant Shares
Net Assets ($)	40,000	40,000	-
Shares Outstanding	40,000	40,000	-
Net Asset Value Per Share ($)	1.00	1.00	-

See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended July 31, 2019 (Unaudited)

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	146,529,961	662,781,057	60,953,370	228,453,568	356,554,197
Expenses:
Management fee—Note 2(a)	11,229,159	54,089,985	5,029,178	18,750,204	29,674,792
Shareholder servicing costs—Note 2(c)	217,845	1,845,706	400,865	1,463,527	2,160,263
Service plan fees—Note 2(b)	141,452	2,550,388	898,190	3,178,634	4,812,454
Custodian fees—Note 2(c)	109,610	442,949	46,960	197,682	217,392
Registration fees	62,835	170,188	145,807	138,342	126,981
Trustees’ fees and expenses—Note 2(d)	53,138	250,250	23,053	90,307	114,311
Professional fees	42,317	63,230	50,929	55,464	53,926
Prospectus and shareholders’ reports	14,596	338,698	52,625	19,105	51,843
Administration service fee—Note 2(c)	-	36,106	76,102	354,022	474,491
Miscellaneous	112,244	291,628	73,636	147,233	192,337
Total Expenses	11,983,196	60,079,128	6,797,345	24,394,520	37,878,790
Less—reduction in expenses due to undertakings—Note 2(a)	(5,813,563)	(10,817,977)	-	(3,161,535)	(2,967,983)
Net Expenses	6,169,633	49,261,151	6,797,345	21,232,985	34,910,807
Investment Income—Net	140,360,328	613,519,906	54,156,025	207,220,583	321,643,390
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	29,695	542,892	42,084	6,876	337,321
Net unrealized appreciation (depreciation) on investments	699,589	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	729,284	542,892	42,084	6,876	337,321
Net Increase in Net Assets Resulting from Operations	141,089,612	614,062,798	54,198,109	207,227,459	321,980,711

See notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (continued)

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Investment Income ($):
Interest Income	543,300	1,062,147	5,060,359
Expenses:
Management fee—Note 2(a)	65,007	126,376	614,835
Service plan fees—Note 2(b)	50,055	22,276	29,877
Professional fees	46,461	50,904	39,885
Registration fees	32,157	17,463	27,362
Shareholder servicing costs—Note 2(c)	30,099	21,316	87,177
Custodian fees—Note 2(c)	5,682	4,755	4,283
Prospectus and shareholders’ reports	4,067	1,946	2,896
Trustees’ fees and expenses—Note 2(d)	251	568	2,759
Administration service fee—Note 2(c)	10	10	-
Miscellaneous	9,895	6,022	26,373
Total Expenses	243,684	251,636	835,447
Less—reduction in expenses due to undertakings—Note 2(a)	(34,616)	-	(190,680)
Less—reduction in fees due to earnings credits—Note 2(c)	(723)	(4,755)	(2,848)
Net Expenses	208,345	246,881	641,919
Investment Income—Net	334,955	815,266	4,418,440
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	-	-	(9,062)
Net unrealized appreciation (depreciation) on investments	-	-	7,392
Net Realized and Unrealized Gain (Loss) on Investments	-	-	(1,670)
Net Increase in Net Assets Resulting from Operations	334,955	815,266	4,416,770

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations ($):
Investment income—net	140,360,328	167,837,189	613,519,906	1,104,498,393
Net realized gain (loss) on investments	29,695	107,289	542,892	(497,985)
Net unrealized appreciation (depreciation) on investments	699,589	1,237,153	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	141,089,612	169,181,631	614,062,798	1,104,000,408
Distributions ($):
Distributions to shareholders:
Institutional Shares	(137,268,052)	(162,397,625)	(570,621,790)	(1,036,421,017)
Investor Shares	(1,461,168)	(2,190,994)	(23,283,701)	(39,782,944)
Administrative Shares	(1,240,577)	(2,466,431)	(18,581,013)	(26,950,486)
Participant Shares	-	-	(1,033,402)	(1,343,946)
Total Distributions	(139,969,797)	(167,055,050)	(613,519,906)	(1,104,498,393)
Beneficial Interest Transactions:
Net proceeds from shares sold:
Institutional Shares	36,107,250,762	61,227,511,271	180,164,129,653	398,512,169,809
Investor Shares	342,412,680	621,264,506	6,439,222,484	10,708,105,850
Administrative Shares	322,870,844	668,051,950	5,062,536,634	9,524,338,593
Participant Shares	-	-	338,068,331	590,553,953
Distributions reinvested:
Institutional Shares	55,179,187	50,495,655	128,371,277	256,922,857
Investor Shares	280,519	356,226	16,157,238	23,176,530
Administrative Shares	99,599	185,682	15,356,051	23,135,782
Participant Shares	-	-	219,946	195,505
Cost of shares redeemed:
Institutional Shares	(33,363,094,763)	(58,638,216,145)	(183,180,869,146)	(408,726,693,020)
Investor Shares	(303,153,470)	(644,650,541)	(6,743,825,828)	(10,420,622,615)
Administrative Shares	(353,078,836)	(652,015,583)	(4,937,013,120)	(9,309,880,884)
Participant Shares	-	-	(239,565,347)	(588,494,165)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	2,808,766,522	2,632,983,021	(2,937,211,827)	(9,407,091,805)
Total Increase (Decrease) in Net Assets	2,809,886,337	2,635,109,602	(2,936,668,935)	(9,407,589,790)
Net Assets ($):
Beginning of Period	9,732,726,480	7,097,616,878	56,567,093,430	65,974,683,220
End of Period	12,542,612,817	9,732,726,480	53,630,424,495	56,567,093,430
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	36,096,336,268	61,224,714,601	-	-
Shares issued for distributions reinvested	55,162,639	50,491,118	-	-
Shares redeemed	(33,353,041,949)	(58,635,908,871)	-	-
Net Increase (Decrease) in Shares Outstanding	2,798,456,958	2,639,296,848	-	-
Investor Shares
Shares sold	342,312,364	621,235,163	-	-
Shares issued for distributions reinvested	280,217	356,205	-	-
Shares redeemed	(303,062,195)	(644,622,198)	-	-
Net Increase (Decrease) in Shares Outstanding	39,530,386	(23,030,830)	-	-
Administrative Shares
Shares sold	322,770,748	667,990,488	-	-
Shares issued for distributions reinvested	99,569	185,666	-	-
Shares redeemed	(352,972,060)	(651,959,952)	-	-
Net Increase (Decrease) in Shares Outstanding	(30,101,743)	16,216,202	-	-

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Government Securities Cash Management		Dreyfus Treasury Obligations Cash Management
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations ($):
Investment income—net	54,156,025	80,442,180	207,220,583	369,841,558
Net realized gain (loss) on investments	42,084	(212,832)	6,876	(540,755)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,198,109	80,229,348	207,227,459	369,300,803
Distributions ($):
Distributions to shareholders:
Institutional Shares	(42,613,354)	(62,948,218)	(172,747,966)	(317,246,523)
Investor Shares	(4,232,223)	(6,706,848)	(14,958,264)	(29,085,617)
Administrative Shares	(4,625,386)	(6,848,231)	(7,229,026)	(8,798,518)
Participant Shares	(2,685,062)	(3,938,883)	(12,285,327)	(14,710,900)
Total Distributions	(54,156,025)	(80,442,180)	(207,220,583)	(369,841,558)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,113,016,194	10,206,573,024	39,880,158,227	85,642,846,260
Investor Shares	503,421,111	858,329,352	2,382,910,214	5,648,509,272
Administrative Shares	1,136,452,762	2,173,774,660	941,475,124	1,829,682,744
Participant Shares	757,955,212	1,540,702,436	3,155,071,509	6,189,663,639
Distributions reinvested:
Institutional Shares	10,299,395	13,578,760	31,775,127	86,161,297
Investor Shares	3,542,419	5,684,907	3,586,575	9,058,662
Administrative Shares	4,353,745	6,119,677	4,815,053	5,378,990
Participant Shares	2,543,751	3,711,633	9,554,334	11,202,804
Cost of shares redeemed:
Institutional Shares	(4,311,651,428)	(9,842,618,790)	(39,348,084,083)	(87,530,947,345)
Investor Shares	(552,765,421)	(866,985,030)	(2,698,718,577)	(5,938,144,606)
Administrative Shares	(950,314,115)	(2,242,247,903)	(950,858,457)	(1,572,488,179)
Participant Shares	(746,453,003)	(1,567,178,898)	(2,816,598,732)	(6,021,259,143)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(29,599,378)	289,443,828	595,086,314	(1,640,335,605)
Total Increase (Decrease) in Net Assets	(29,557,294)	289,230,996	595,093,190	(1,640,876,360)
Net Assets ($):
Beginning of Period	5,262,419,872	4,973,188,876	19,013,467,872	20,654,344,232
End of Period	5,232,862,578	5,262,419,872	19,608,561,062	19,013,467,872

See notes to financial statements.

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations ($):
Investment income—net	321,643,390	548,510,754	334,955	987,114
Net realized gain (loss) on investments	337,321	(913,998)	-	(3,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	321,980,711	547,596,756	334,955	983,846
Distributions ($):
Distributions to shareholders:
Institutional Shares	(261,314,892)	(452,604,061)	(44,102)	(126,678)
Investor Shares	(17,966,362)	(27,773,761)	(290,792)	(860,436)
Administrative Shares	(25,042,243)	(41,737,064)	-	-
Participant Shares	(17,319,893)	(26,395,868)	(61)	-
Total Distributions	(321,643,390)	(548,510,754)	(334,955)	(987,114)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	34,457,659,469	79,901,888,738	16,414,717	36,594,555
Investor Shares	2,753,870,651	3,878,773,585	66,856,662	110,539,906
Administrative Shares	6,368,080,781	12,563,189,177	-	-
Participant Shares	5,858,018,212	9,239,689,380	40,020	-
Distributions reinvested:
Institutional Shares	60,002,647	112,518,949	44,042	125,094
Investor Shares	12,483,084	20,859,678	288,081	852,826
Administrative Shares	23,163,636	37,712,684	-	-
Participant Shares	12,854,099	20,141,672	-	-
Cost of shares redeemed:
Institutional Shares	(34,088,599,780)	(83,874,048,561)	(19,567,025)	(38,789,281)
Investor Shares	(2,762,912,032)	(4,258,111,202)	(72,865,014)	(267,444,353)
Administrative Shares	(6,292,723,736)	(12,741,051,741)	-	-
Participant Shares	(5,940,999,688)	(9,386,668,575)	(20)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	460,897,343	(4,485,106,216)	(8,788,537)	(158,121,253)
Total Increase (Decrease) in Net Assets	461,234,664	(4,486,020,214)	(8,788,537)	(158,124,521)
Net Assets ($):
Beginning of Period	29,758,708,210	34,244,728,424	67,828,034	225,952,555
End of Period	30,219,942,874	29,758,708,210	59,039,497	67,828,034

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus AMT-Free New York Municipal Cash Management		Dreyfus AMT-Free Tax Exempt Cash Management
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations ($):
Investment income—net	815,266	1,602,436	4,418,440	7,082,287
Net realized gain (loss) on investments	-	8,933	(9,062)	4,053
Net unrealized appreciation (depreciation) on investments	-	-	7,392	(8,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	815,266	1,611,369	4,416,770	7,078,044
Distributions ($):
Distributions to shareholders:
Institutional Shares	(670,644)	(1,125,047)	(4,201,911)	(6,721,679)
Investor Shares	(144,566)	(485,622)	(216,529)	(364,661)
Participant Shares	(56)	-	-	-
Total Distributions	(815,266)	(1,610,669)	(4,418,440)	(7,086,340)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	130,525,957	240,443,030	1,796,726,806	4,899,547,384
Investor Shares	29,957,147	69,233,750	211,419	6,828,733
Participant Shares	40,020	-	-	-
Distributions reinvested:
Institutional Shares	358,268	544,974	1,298,299	1,991,561
Investor Shares	139,022	468,585	4,502	10,126
Cost of shares redeemed:
Institutional Shares	(111,321,018)	(233,865,780)	(1,945,282,937)	(4,887,703,962)
Investor Shares	(36,356,290)	(118,029,774)	(79)	(7,707,629)
Participant Shares	(20)	-	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	13,343,086	(41,205,215)	(147,041,990)	12,966,213
Total Increase (Decrease) in Net Assets	13,343,086	(41,204,515)	(147,043,660)	12,957,917
Net Assets ($):
Beginning of Period	130,350,472	171,554,987	657,932,350	644,974,433
End of Period	143,693,558	130,350,472	510,888,690	657,932,350
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-	-	1,796,730,089	4,899,563,284
Shares issued for distributions reinvested	-	-	1,298,300	1,991,579
Shares redeemed	-	-	(1,945,299,435)	(4,887,725,400)
Net Increase (Decrease) in Shares Outstanding	-	-	(147,271,046)	13,829,463
Investor Shares
Shares sold	-	-	211,035	6,828,733
Shares issued for distributions reinvested	-	-	4,502	10,126
Shares redeemed	-	-	(79)	(7,707,629)
Net Increase (Decrease) in Shares Outstanding	-	-	215,458	(868,770)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.0002	.0124	[a]	.0001	(.0124)		1.0003	1.26	[b]	.21	[c]	.11	[c]	2.50	[c]	12,327,106
Year Ended January 31,
2019	.9999	.0216	[a]	(.0003)	(.0210)		1.0002	2.15		.21		.09		2.13		9,526,673
2018	1.0002	.0114	[a]	(.0003)	(.0114)		.9999	1.11		.25		.12		1.20		6,884,805
2017[d]	1.00	.0036	[a]	.0002	(.0036)		1.0002	.38		.22		.22		.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21		.20		.07		20,312,768
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.03		.21		.15		.03		23,109,317
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.0002	.0112	[a]	.0001	(.0112)		1.0003	1.13	[b]	.46	[c]	.36	[c]	2.25	[c]	140,716
Year Ended January 31,
2019	1.0000	.0188	[a]	(.0001)	(.0185)		1.0002	1.88		.46		.34		1.80		101,165
2018	1.0002	.0089	[a]	(.0002)	(.0089)		1.0000	.87		.50		.39		.88		124,166
2017[d]	1.00	.0012	[a]	.0002	(.0012)		1.0002	.15		.47		.46		.06		131,245
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.46		.26		.00	[f]	1,577,869
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.46		.18		.00	[f]	1,877,431
Administrative Shares
Six Months Ended July 31, 2019 (Unaudited)	1.0002	.0120	[a]	.0002	(.0120)		1.0004	1.21	[b]	.31	[c]	.21	[c]	2.41	[c]	74,790
Year Ended January 31,
2019	1.0000	.0225	[a]	(.0023)	(.0200)		1.0002	2.04		.31		.19		2.03		104,888
2018	1.0002	.0104	[a]	(.0002)	(.0104)		1.0000	1.03		.35		.24		1.02		88,645
2017[d]	1.00	.0027	[a]	.0002	(.0027)		1.0002	.29		.32		.32		.20		109,801
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.02		.31		.25		.02		2,034,366
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.31		.18		.00	[f]	1,521,958

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

e Amount represents less than $.001 per share.

f Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.011		(.011)		1.00	1.14	[a]	.21	[b]	.17	[b]	2.28	[b]	49,071,569
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.82		.21		.17		1.79		51,959,429
2018	1.00	.009		(.009)		1.00	.85		.21		.16		.87		61,917,499
2017	1.00	.003		(.003)		1.00	.27		.22		.15		.30		49,219,152
2016	1.00	.000	[c]	(.000)	[c]	1.00	.03		.21		.12		.03		16,493,855
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.07		.01		16,874,952
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.010		(.010)		1.00	1.01	[a]	.46	[b]	.42	[b]	2.03	[b]	2,438,666
Year Ended January 31,
2019	1.00	.016		(.016)		1.00	1.57		.46		.42		1.58		2,727,098
2018	1.00	.006		(.006)		1.00	.60		.46		.42		.62		2,416,450
2017	1.00	.000	[c]	(.000)	[c]	1.00	.04		.46		.38		.05		1,683,826
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.13		.01		1,535,017
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.07		.01		2,239,904
Administrative Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.011		(.011)		1.00	1.09	[a]	.31	[b]	.27	[b]	2.18	[b]	1,928,502
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.72		.31		.27		1.70		1,787,604
2018	1.00	.007		(.007)		1.00	.75		.31		.26		.70		1,550,026
2017	1.00	.002		(.002)		1.00	.16		.31		.25		.21		3,367,764
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.13		.01		1,892,123
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.07		.01		508,979
Participant Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.009		(.009)		1.00	.94	[a]	.61	[b]	.57	[b]	1.88	[b]	191,687
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.41		.61		.57		1.41		92,963
2018	1.00	.004		(.004)		1.00	.45		.61		.56		.43		90,708
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.61		.43		.02		97,423
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.12		.01		48,876
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.07		.01		113,734

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.011		(.011)		1.00	1.10	[a]	.22	[b]	.22	[b]	2.21	[b]	3,953,807
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.78		.22		.21		1.76		4,142,111
2018	1.00	.008		(.008)		1.00	.80		.22		.19		.79		3,764,742
2017	1.00	.002		(.002)		1.00	.22		.22		.18		.22		3,766,664
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.22		.10		.01		2,282,377
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.06		.00	[d]	2,952,007
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.010		(.010)		1.00	.98	[a]	.47	[b]	.47	[b]	1.96	[b]	398,143
Year Ended January 31,
2019	1.00	.015		(.015)		1.00	1.52		.47		.46		1.52		443,941
2018	1.00	.005		(.005)		1.00	.54		.47		.44		.57		446,933
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.47		.38		.02		347,191
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.11		.00	[d]	580,124
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.06		.00	[d]	460,122
Administrative Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.010		(.010)		1.00	1.05	[a]	.32	[b]	.32	[b]	2.10	[b]	577,628
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.68		.32		.31		1.68		387,132
2018	1.00	.007		(.007)		1.00	.69		.32		.29		.70		449,501
2017	1.00	.001		(.001)		1.00	.10		.32		.30		.10		392,889
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.12		.00	[d]	646,418
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.06		.00	[d]	300,887
Participant Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.009		(.009)		1.00	.90	[a]	.62	[b]	.62	[b]	1.81	[b]	303,285
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.37		.62		.61		1.37		289,236
2018	1.00	.004		(.004)		1.00	.39		.62		.59		.39		312,013
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.39		.01		335,698
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.11		.00	[d]	297,958
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.06		.00	[d]	300,356

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.011		(.011)		1.00	1.13	[a]	.21	[b]	.18	[b]	2.26	[b]	15,878,012
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.82		.21		.18		1.83		15,314,155
2018	1.00	.008		(.008)		1.00	.82		.21		.20		.83		17,116,541
2017	1.00	.002		(.002)		1.00	.22		.21		.18		.23		16,853,981
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.21		.10		.02		16,300,313
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		16,380,228
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.010		(.010)		1.00	1.00	[a]	.46	[b]	.42	[b]	2.01	[b]	1,512,514
Year Ended January 31,
2019	1.00	.016		(.016)		1.00	1.57		.46		.43		1.55		1,824,737
2018	1.00	.006		(.006)		1.00	.56		.46		.45		.57		2,105,370
2017	1.00	.000	[c]	(.000)	[c]	1.00	.03		.46		.37		.02		1,754,491
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.11		.01		2,404,304
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.06		.01		2,364,649
Administrative Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.011		(.011)		1.00	1.08	[a]	.31	[b]	.27	[b]	2.16	[b]	699,765
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.72		.31		.28		1.75		704,333
2018	1.00	.007		(.007)		1.00	.72		.31		.30		.74		441,771
2017	1.00	.001		(.001)		1.00	.12		.31		.29		.12		278,799
2016	1.00	000	[c]	(.000)	[c]	1.00	.01		.31		.10		.01		365,175
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.06		.01		534,032
Participant Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.009		(.009)		1.00	.93	[a]	.61	[b]	.58	[b]	1.86	[b]	1,518,271
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.42		.61		.58		1.41		1,170,243
2018	1.00	.004		(.004)		1.00	.41		.61		.60		.36		990,662
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.41		.01		1,257,301
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.11		.01		595,242
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.06		.01		654,427

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.011		(.011)		1.00	1.10	[a]	.21	[b]	.19	[b]	2.22	[b]	23,934,986
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.78		.21		.20		1.75		23,505,647
2018	1.00	.008		(.008)		1.00	.79		.21		.18		.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21		.18		.19		27,660,470
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		30,851,896
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.04		.00	[d]	28,812,494
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.010		(.010)		1.00	.98	[a]	.46	[b]	.44	[b]	1.97	[b]	1,749,676
Year Ended January 31,
2019	1.00	.015		(.015)		1.00	1.53		.46		.45		1.51		1,746,213
2018	1.00	.005		(.005)		1.00	.53		.46		.43		.54		2,104,742
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.46		.34		.02		2,099,312
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.07		.00	[d]	4,346,185
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.04		.00	[d]	3,549,024
Administrative Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.011		(.011)		1.00	1.06	[a]	.31	[b]	.29	[b]	2.12	[b]	2,552,597
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.68		.31		.30		1.67		2,454,059
2018	1.00	.007		(.007)		1.00	.68		.31		.28		.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31		.29		.10		2,450,740
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.07		.00	[d]	705,722
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.04		.00	[d]	683,313
Participant Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.009		(.009)		1.00	.91	[a]	.61	[b]	.59	[b]	1.82	[b]	1,982,684
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.38		.61		.60		1.36		2,052,791
2018	1.00	.004		(.004)		1.00	.39		.61		.58		.39		2,179,683
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.36		.01		2,073,661
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,234,511
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.04		.00	[d]	4,311,165

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)										Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.006		(.006)		-	(.006)	1.00	.62	[a]	.59	[b]	.43	[b]	1.25	[b]	5,841
Year Ended January 31,
2019	1.00	.011		(.011)		-	(.011)	1.00	1.13		.45		.30		1.16		8,949
2018	1.00	.007		(.007)		-	(.007)	1.00	.67		.44		.32		.75		11,018
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41		.28		.04		3,145
2016	1.00	.000	[c]	(.000)	[c]	-	(.000)[c]	1.00	.01		.30		.10		.00	[d]	107,204
2015	1.00	.000	[c]	(.000)	[c]	-	(.000)[c]	1.00	.00	[d]	.29		.13		.00	[d]	61,570
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.005		(.005)		-	(.005)	1.00	.50	[a]	.77	[b]	.67	[b]	1.00	[b]	53,159
Year Ended January 31,
2019	1.00	.009		(.009)		-	(.009)	1.00	.89		.65		.55		.87		58,879
2018	1.00	.004		(.004)		-	(.004)	1.00	.44		.59		.49		.45		214,934
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64		.45		.08		174,214
2016	1.00	.000	[c]	(.000)	[c]	-	(.000)[c]	1.00	.01		.54		.10		.00	[d]	101,477
2015	1.00	.000	[c]	(.000)	[c]	-	(.000)[c]	1.00	.00	[d]	.54		.13		.00	[d]	155,166
Participant Shares[e]
Six Months Ended July 31, 2019 (Unaudited)	1.00	.002		(.002)		-	(.002)	1.00	.15	[a]	1.05	[b]	.72	[b]	.90	[b]	40

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

e From May 31, 2019 (commencement of initial offering) to July 31, 2019.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.007		(.007)		1.00	.67	[a]	.35	[b]	.34	[b]	1.34	[b]	118,877
Year Ended January 31,
2019	1.00	.012		(.012)		1.00	1.17		.33		.33		1.16		99,314
2018	1.00	.006		(.006)		1.00	.60		.34		.34		.61		92,193
2017	1.00	.002		(.002)		1.00	.21		.29		.25		.16		85,203
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.10		.00	[d]	184,514
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.25		.13		.00	[d]	125,650
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.00	.005		(.005)		1.00	.55	[a]	.59	[b]	.58	[b]	1.11	[b]	24,776
Year Ended January 31,
2019	1.00	.009		(.009)		1.00	.92		.57		.57		.89		31,036
2018	1.00	.004		(.004)		1.00	.36		.57		.57		.34		79,362
2017	1.00	.001		(.001)		1.00	.06		.54		.41		.05		121,343
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.51		.11		.00	[d]	213,259
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.50		.13		.00	[d]	260,668
Participant Shares[e]
Six Months Ended July 31, 2019 (Unaudited)	1.00	.001		(.001)		1.00	.14	[a]	.81	[b]	.81	[b]	.82	[b]	40

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

e From May 31, 2019 (commencement of initial offering) to July 31, 2019.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Six Months Ended July 31, 2019 (Unaudited)	1.0000	.0072	[a]	(.0000)[b]	(.0072)		1.0000	.72	[c]	.26	[d]	.19	[d]	1.45	[d]	474,406
Year Ended January 31,
2019	1.0000	.0122	[a]	.0003	(.0125)		1.0000	1.25		.27		.21		1.23		621,665
2018	1.0000	.0066	[a]	.0000[b]	(.0066)		1.0000	.66		.26		.26		.65		607,839
2017[e]	1.00	.0026	[a]	.0000[b]	(.0026)		1.0000	.26		.24		.21		.21		603,783
2016	1.00	.000	[f]	-	(.000)	[f]	1.00	.01		.23		.08		.00	[g]	1,555,860
2015	1.00	.000	[f]	-	(.000)	[f]	1.00	.01		.24		.10		.00	[g]	1,617,674
Investor Shares
Six Months Ended July 31, 2019 (Unaudited)	1.0000	.0060	[a]	(.0000)[b]	(.0060)		1.0000	.60	[c]	.49	[d]	.44	[d]	1.20	[d]	36,483
Year Ended January 31,
2019	1.0000	.0100	[a]	.0000[b]	(.0100)		1.0000	1.00		50.46				1.00		36,267
2018	1.0000	.0042	[a]	.0000[b]	(.0042)		1.0000	.42		.50		.50		.42		37,136
2017[e]	1.00	.0008	[a]	.0000[b]	(.0008)		1.0000	.08		.48		.34		.04		40,717
2016	1.00	.000	[f]	-	(.000)	[f]	1.00	.01		.47		.08		.00	[g]	287,319
2015	1.00	.000	[f]	-	(.000)	[f]	1.00	.01		.47		.10		.00	[g]	378,285

a Based on average shares outstanding.

b Amount represents less than $.0001 per share.

c Not annualized.

d Annualized.

e Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

f Amount represents less than $.001 per share.

g Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The funds’ Board of Trustees (the “Board”) approved, effective July 1, 2019, a change in the fund’s name from “Dreyfus Treasury & Agency Cash Management” to “Dreyfus Treasury Obligations Cash Management”.

On May 31, 2019, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each commenced offering Participant shares.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of July 31, 2019, each fund offered Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, with the following exceptions: Dreyfus Cash Management did not offer Participant Shares; Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management did not offer Administrative Shares; and Dreyfus AMT-Free Tax Exempt Cash Management did not offer Administrative and Participant Shares. Effective May 31, 2019, each share class of the funds, except Institutional Shares, became subject to a Shareholder Services Plan, and the Participant Shares of the funds became subject to an Administrative Services Plan (the “Plans”). The Plans replaced the Service Plan adopted pursuant to Rule 12b-1 under the Act which had been in place for each share class of the funds, except Institutional Shares, prior to May 31, 2019. The aggregate fees paid by each fund pursuant to the Plans will continue to be the same as the fees that were payable under the prior Service Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

As of July 31, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Participant shares of Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management of the fund.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2019, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

At July 31, 2019, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Obligations Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2019, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2019, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2019.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2019. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2019, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—Capital Loss Carryover
Short-Term Losses($)†
Dreyfus Government Cash Management	1,423,603
Dreyfus Government Securities Cash Management	425,084
Dreyfus Treasury Obligations Cash Management	2,022,427
Dreyfus Treasury Securities Cash Management	1,163,341
Dreyfus AMT-Free Municipal Cash Management Plus	3,268

† Short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2019
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	-	167,055,050	-
Dreyfus Government Cash Management	-	1,104,498,393	-
Dreyfus Government Securities Cash Management	-	80,442,180	-
Dreyfus Treasury Obligations Cash Management	-	369,841,558	-
Dreyfus Treasury Securities Cash Management	-	548,510,754	-
Dreyfus AMT-Free Municipal Cash Management Plus	987,114	-	-
Dreyfus AMT-Free New York Municipal Cash Management	1,602,436	-	8,233
Dreyfus AMT-Free Tax Exempt Cash Management	7,082,287	4,053	-

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”).

The update provides guidance that modifies certain disclosure requirements for fair value measurements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, excluding taxes, brokerage fees and extraordinary expenses exceed 1.5% of the value of each relevant fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1.5%. During the period ended July 31, 2019, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended July 31, 2019, as described below. To the extent that it is necessary for the Adviser to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus Cash Management and Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of all classes of the fund. For Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. Table 3 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2019.

Table 3—Fee Waivers

Dreyfus Cash Management	$5,813,563
Dreyfus Government Cash Management	10,817,977
Dreyfus Treasury Obligations Cash Management	3,161,535
Dreyfus Treasury Securities Cash Management	2,967,983
Dreyfus AMT-Free Municipal Cash Management Plus	32,532
Dreyfus AMT-Free Tax Exempt Cash Management	190,680

(b) Under each fund’s Shareholder Services Plan, with respect to each fund’s applicable Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares and Participant Shares pay the Distributor at annual rates of .25%, .10% and .25%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares and Participant Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares and/or Participant Shares automated teller check writing privileges and, in the case of Participant Shares, automated teller machine access and bill paying services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to each fund’s applicable Participant Shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Participant Shares pay the Distributor at an annual rate of .15% of the value of the applicable Participant Shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. Table 4 summarizes the amount each fund was charged pursuant to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Shareholder Services Plan and Administrative Shareholder Services Plan during the period ended July 31, 2019.

Prior to May 31, 2019, each fund was subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act (the “Service Plan”), which was in place for each share class of the funds except Institutional Shares. Under the Service Plan, each fund paid the Distributor for distributing such classes of shares, for advertising and marketing, and for providing certain services relating to shareholders of the respective classes of shares. Investor Shares, Administrative Shares and Participant Shares paid the Distributor at annual rates of .25%, .10% and .40%, respectively, of the value of the applicable share class’ average daily net assets. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan prior to May 31, 2019 and under the Plans effective as of that date.

Table 4—Shareholder Services Plan Fees & Administrative Services Plan fee

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)
Dreyfus Cash Management
Shareholder Service Pan fees	56,980	15,723	-
Dreyfus Government Cash Management
Shareholder Service Pan fees	986,976	300,729	60,177
Administrative Service Pan fees	-	-	36,106
Dreyfus Government Securities Cash Management
Shareholder Service Pan fees	169,073	84,251	126,837
Administrative Service Pan fees	-	-	76,102
Dreyfus Treasury Obligations Cash Management
Shareholder Service Pan fees	597,514	111,154	590,036
Administrative Service Pan fees	-	-	354,022
Dreyfus Treasury Securities Cash Management
Shareholder Service Pan fees	780,490	416,872	790,818
Administrative Service Pan fees	-	-	474,491
Dreyfus AMT-Free Municipal Cash Management Plus
Shareholder Service Pan fees	22,369	-	17
Administrative Service Pan fees	-	-	10
Dreyfus AMT-Free New York Municipal Cash Management
Shareholder Service Pan fees	10,369	-	17
Administrative Service Pan fees	-	-	10
Dreyfus AMT-Free Tax Exempt Cash Management
Shareholder Service Pan fees	15,234	-	-

Table 5—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)
Dreyfus Cash Management	105,609	35,843	-
Dreyfus Government Cash Management	1,876,097	550,374	123,917
Dreyfus Government Securities Cash Management	370,390	136,070	391,730
Dreyfus Treasury Obligations Cash Management	1,259,495	223,035	1,696,104
Dreyfus Treasury Securities Cash Management	1,501,655	766,811	2,543,988
Dreyfus AMT-Free Municipal Cash Management Plus	50,055	-
Dreyfus AMT-Free New York Municipal Cash Management	22,276	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	29,877	-	-

(c) Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. The Adviser has agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. During the period ended July 31, 2019, the fees waived a total of $2,084 within the reduction in expenses, pursuant to the undertaking. This waiver is voluntary, not contractual, and may be terminated at any time. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended July 31, 2019.

Table 6—Reimbursement Shareholder Services Plan Fees

Dreyfus Cash Management	$135,548
Dreyfus Government Cash Management	471,818
Dreyfus Government Securities Cash Management	19,182
Dreyfus Treasury Obligations Cash Management	160,259
Dreyfus Treasury Securities Cash Management	167,206
Dreyfus AMT-Free Municipal Cash Management Plus	2,084
Dreyfus AMT-Free New York Municipal Cash Management	4,778
Dreyfus AMT-Free Tax Exempt Cash Management	65,455

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Cash Management and Dreyfus Treasury Securities Cash Management has arrangement with the custodian whereby Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Treasury Obligations Cash Management will receive interest income or be charged an overdraft fees when cash balances are maintained. Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management has arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2019, which is included in Shareholder servicing costs in the Statements of Operations.

Table 7—Transfer Agency Agreement Fees
Transfer Agency Fees ($)
Dreyfus Cash Management	6,029
Dreyfus Government Cash Management	17,791
Dreyfus Government Securities Cash Management	1,128
Dreyfus Treasury Obligations Cash Management	3,999
Dreyfus Treasury Securities Cash Management	4,250
Dreyfus AMT-Free Municipal Cash Management Plus	335
Dreyfus AMT-Free New York Municipal Cash Management	764
Dreyfus AMT-Free Tax Exempt Cash Management	1,043

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2019 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 8.

During the period ended July 31, 2019, each fund was charged $5,602 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statements of Operations.

Table 9 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 8—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	109,610	-
Dreyfus Government Cash Management	442,949	-
Dreyfus Government Securities Cash Management	46,960	-
Dreyfus Treasury Obligations Cash Management	197,682	-
Dreyfus Treasury Securities Cash Management	217,392	-
Dreyfus AMT-Free Municipal Cash Management Plus	5,682	(723)
Dreyfus AMT-Free New York Municipal Cash Management	4,755	(4,755)
Dreyfus AMT-Free Tax Exempt Cash Management	4,283	(2,848)

Table 9—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Service Plans Fees ($)	Administrative Services Pan	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	2,157,234	37,069	-	71,715	3,861	2,331	(1,078,617)
Dreyfus Government Cash Management	9,185,472	698,968	21,706	276,294	3,861	2,992	(1,837,094)
Dreyfus Government Securities Cash Management	855,174	197,220	40,991	28,343	3,861	632	-
Dreyfus Treasury Obligations Cash Management	3,215,609	661,138	175,453	120,425	3,861	1,693	(482,341)
Dreyfus Treasury Securities Cash Management	5,170,935	1,017,590	243,989	158,278	3,861	1,972	(517,093)
Dreyfus AMT-Free Municipal Cash Management Plus	10,259	11,440	5	2,320	3,861	113	(5,325)
Dreyfus AMT-Free New York Municipal Cash Management	25,167	5,364	5	1,692	3,861	253	-
Dreyfus AMT-Free Tax Exempt Cash Management	86,061	8,746	-	10,236	3,861	398	(37,798)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 10 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2019.

Table 11 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for relevant each fund at July 31, 2019.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 10—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	39,355,000	47,920,000
Dreyfus AMT-Free New York Municipal Cash Management	75,670,000	51,065,000
Dreyfus AMT-Free Tax Exempt Cash Management	385,595,000	247,280,000

Table 11—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	1,951,095	(76,169)	1,874,926
Dreyfus AMT-Free Tax-Exempt Cash Management	9,498	(2,700)	6,798

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Boards of Trustees (the “Board”) held on May 1, 2019, the Board considered the renewal of each fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided in connection with the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. For each fund, the Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and its comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons for each fund and considered that the following:

For Dreyfus Cash Management, the fund’s gross total return performance was below the Performance Group and Performance Universe medians by one to four basis points for the various periods and the net total return performance was above the Performance Group and Performance Universe medians for all periods except for the three-, four-, five- and ten-year periods when it was below the Performance Group median by two or three basis points.

For Dreyfus Government Cash Management, the fund’s gross total return performance was at, above or within one basis point of the Performance Group and Performance Universe medians for all periods. The fund’s net total return performance was at, above or within one basis point of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Government Securities Cash Management, the fund’s gross total return performance was at, above or within four basis points of the Performance Group and Performance Universe medians for all periods. The fund’s net total return performance was at, above or within two basis points of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Treasury and Agency Cash Management, the fund’s gross total return performance was at or above the Performance Group median and above the Performance Universe median for all periods.

The fund’s net total return performance was at or within one basis point of the Performance Group median for all periods and above the Performance Universe median for all periods.

For Dreyfus Treasury Securities Cash Management, the fund’s gross total return performance was at or within two basis points of the Performance Group and Performance Universe medians for all periods. The fund’s net total return performance was at or within one basis point of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s gross total return performance was above or within four basis points of the Performance Group median for all periods and above or one or two basis points below the Performance Universe medians for the periods. The fund’s net total return performance was below the Performance Group median for all periods and above or within two basis point of the Performance Universe median for the periods.

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s gross total return performance was at or above the Performance Group and Performance Universe medians for all periods except for the most recent one-year period when performance was below the medians. The fund’s net total return performance was above the Performance Group and Performance Universe medians for the periods.

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s gross total return performance was at, above or one basis point below the Performance Group and Performance Universe medians. The fund’s net total return performance was at or within two basis points of the Performance Group median for all periods and above the Performance Universe median for all periods.

For each fund, the Board also reviewed the range of actual and contractual management fees and total expenses of the fund’s Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Cash Management, the fund’s contractual management fee was within two basis points of the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group).

For Dreyfus Government Cash Management, the fund’s contractual management fee was within one basis point of the Expense Group median, the fund’s actual management fee was within one basis point of the Expense Group median and at the Expense Universe median and the fund’s total expenses were within one basis point of the Expense Group median and below the Expense Universe median.

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and the fund’s total expenses were approximately equal to the Expense Group median and below the Expense Universe median;

For Dreyfus Treasury and Agency Cash Management, the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee was within one basis point of the Expense Group and Expense Universe medians and the fund’s total expenses were less than one basis point above the Expense Group median and below the Expense Universe median.

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was within one basis point of the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were within one basis point of the Expense Group median and below the Expense Universe median.

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was within one basis point of the Performance Group and Performance Universe medians and total expenses were within two basis points of the Expense Group and Expense Universe medians.

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited) (continued)

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

For certain funds, the Board also considered the current fee waiver and expense reimbursement arrangement undertaken by the Adviser.

For each fund, representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of each fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the fee waiver and expense reimbursement arrangement for certain funds and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• For Dreyfus Cash Management and Dreyfus Government Securities Cash Management, the Board was satisfied with the fund’s net performance.

• For Dreyfus AMT-Free Tax Exempt Cash Management, while the Board expressed some concern about the fund’s net total return performance relative to its applicable Performance Group, the Board generally was satisfied with the fund’s overall performance.

• For the other funds, the Board generally was satisfied with the funds’ performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the relevant fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under its Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the relevant Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of each fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew each Agreement.

For More Information

Dreyfus Cash Management Funds
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management	DICXX	DVCXX	DSCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX		DMUXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX		DMDXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn

Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation CMGTSA0719

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Securities Cash Management

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      September 27, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      September 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)